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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-02729
Short-Term Investments Trust

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 100  Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Karen Dunn Kelley 11 Greenway Plaza, Suite 100 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 8/31
Date of reporting period: 11/30/09

Item 1. Schedule of Investments
SIGNATURES
EXHIBIT INDEX
EX-99.CERT

Item 1. Schedule of Investments.

Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Quarterly Schedule of Portfolio Holdings
November 30, 2009

invescoaim.com                CM-STIT-QTR-1 11/09           Invesco Aim Advisors, Inc.

Schedule of Investments
November 30, 2009
(Unaudited)
Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper–43.57%(a)

Asset-Backed Securities — Commercial Loans/Leases–6.81%

Amstel Funding Corp. (b)(c)	1.35%	02/01/10	$150,000	$149,651,250
Amstel Funding Corp. (b)(c)	1.40%	12/08/09	200,000	199,945,556
Amstel Funding Corp. (b)(c)	1.40%	01/15/10	320,000	319,440,000
Amstel Funding Corp. (b)(c)	1.95%	12/07/09	175,000	174,943,125
Atlantis One Funding Corp. (b)(c)	0.23%	02/05/10	90,000	89,962,050
Atlantis One Funding Corp. (b)(c)	0.24%	12/08/09	100,000	99,995,333
Atlantis One Funding Corp. (b)(c)	0.30%	12/01/09	200,000	200,000,000
Atlantis One Funding Corp. (b)(c)	0.30%	05/06/10	100,000	99,870,000
Atlantis One Funding Corp. (b)(c)	0.40%	02/09/10	124,000	123,903,556
Atlantis One Funding Corp. (b)(c)	0.40%	02/16/10	120,000	119,897,333
Atlantis One Funding Corp. (b)(c)	0.41%	02/02/10	200,000	199,856,500

				1,777,464,703

Asset-Backed Securities — Consumer Receivables–2.83%

Barton Capital LLC (c)	0.23%	01/08/10	62,000	61,984,948
Barton Capital LLC (c)	0.24%	01/19/10	60,000	59,980,400
Bryant Park Funding LLC (c)	0.16%	12/11/09	94,745	94,740,789
Bryant Park Funding LLC (c)	0.18%	12/15/09	100,000	99,993,000
Old Line Funding, LLC (c)	0.19%	01/19/10	60,193	60,177,433
Old Line Funding, LLC (c)	0.28%	01/22/10	100,000	99,959,556
Old Line Funding, LLC (c)	0.50%	02/08/10	50,000	49,952,083
Sheffield Receivables Corp. (c)	0.24%	01/07/10	50,000	49,987,667
Thames Asset Global Securitization No. 1, Inc. (b)(c)	0.20%	12/04/09	53,357	53,356,111
Thames Asset Global Securitization No. 1, Inc. (b)(c)	0.22%	12/04/09	106,714	106,712,043

				736,844,030

Asset-Backed Securities — Fully Backed–1.09%

Straight-A Funding LLC
-Series 1, (CEP-Federal Financing Bank) (c)	0.18%	12/11/09	85,000	84,995,750
-Series 1, (CEP-Federal Financing Bank) (c)	0.18%	02/03/10	125,000	124,960,000
-Series 1, (CEP-Federal Financing Bank) (c)	0.19%	12/18/09	75,154	75,147,257

				285,103,007

Asset-Backed Securities — Fully Supported Bank–6.32%

Clipper Receivables Co., LLC
(CEP-State Street Bank) (c)	0.15%	12/01/09	270,000	270,000,000
(CEP-State Street Bank) (c)	0.17%	12/01/09	100,000	100,000,000
Crown Point Capital Co., LLC
-Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent) (c)	0.45%	12/11/09	84,000	83,989,500
-Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent) (c)	0.50%	01/06/10	100,000	99,950,000
-Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent) (c)	0.50%	01/14/10	165,000	164,899,167
-Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent) (c)	0.50%	01/15/10	60,000	59,962,500
Fairway Finance Co., LLC (CEP-Bank of Montreal) (b)(c)	0.18%	12/16/09	55,276	55,271,854
Grampian Funding Ltd./LLC
(CEP-Lloyds TSB Bank PLC) (b)(c)	0.30%	01/12/10	133,000	132,953,450
(CEP-Lloyds TSB Bank PLC) (b)(c)	0.36%	12/07/09	66,000	65,996,040
(CEP-Lloyds TSB Bank PLC) (b)(c)	0.36%	12/08/09	100,000	99,993,000
Lexington Parker Capital Co., LLC (Multi CEP’s-Liberty Hampshire Co., LLC; agent) (c)	0.45%	12/08/09	63,000	62,994,488
Surrey Funding Corp. (CEP-Barclays Bank PLC) (b)(c)	0.22%	01/15/10	51,600	51,585,810
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)

Variable Funding Capital Co., LLC
(CEP-Wells Fargo Bank, N.A.) (c)	0.16%	12/28/09	$100,000	$99,988,000
(CEP-Wells Fargo Bank, N.A.) (c)	0.19%	12/03/09	100,000	99,998,944
(CEP-Wells Fargo Bank, N.A.) (c)	0.20%	12/18/09	25,000	24,997,639
(CEP-Wells Fargo Bank, N.A.) (c)	0.21%	01/14/10	175,000	174,955,083

				1,647,535,475

Asset-Backed Securities — Multi-Purpose–6.16%

Atlantic Asset Securitization LLC (c)	0.17%	12/08/09	48,500	48,498,397
Atlantic Asset Securitization LLC (c)	0.18%	12/03/09	100,000	99,999,000
Atlantic Asset Securitization LLC (c)	0.23%	01/08/10	100,000	99,975,722
Atlantic Asset Securitization LLC (c)	0.24%	12/04/09	64,250	64,248,715
Atlantic Asset Securitization LLC (c)	0.25%	12/01/09	160,000	160,000,000
Gemini Securitization Corp., LLC (c)	0.18%	12/10/09	50,000	49,997,750
Gemini Securitization Corp., LLC (c)	0.18%	12/16/09	105,000	104,992,125
Mont Blanc Capital Corp. (b)(c)	0.19%	12/16/09	50,000	49,996,042
Mont Blanc Capital Corp. (b)(c)	0.20%	12/16/09	100,000	99,991,667
Regency Markets No. 1, LLC (b)(c)	0.19%	12/17/09	85,000	84,992,822
Regency Markets No. 1, LLC (b)(c)	0.20%	12/10/09	60,076	60,072,996
Regency Markets No. 1, LLC (b)(c)	0.20%	12/15/09	134,125	134,114,568
Tulip Funding Corp. (b)(c)	0.18%	12/29/09	175,000	174,975,500
Tulip Funding Corp. (b)(c)	0.20%	12/04/09	96,451	96,449,392
Tulip Funding Corp. (b)(c)	0.27%	12/01/09	179,451	179,451,000
Yorktown Capital LLC (c)	0.18%	12/18/09	100,000	99,991,500

				1,607,747,196

Asset-Backed Securities — Securities–2.30%

Aspen Funding Corp. (c)	0.19%	12/03/09	50,010	50,009,472
Aspen Funding Corp. (c)	0.27%	12/01/09	125,000	125,000,000
Cancara Asset Securitisation Ltd./LLC (b)(c)	0.30%	01/12/10	150,000	149,947,500
Cancara Asset Securitisation Ltd./LLC (b)(c)	0.30%	01/15/10	75,000	74,971,875
Solitaire Funding Ltd./LLC (b)(c)	0.22%	01/04/10	100,000	99,979,222
Tempo Finance Ltd./Corp. (b)(c)	0.40%	01/06/10	100,000	99,960,000

				599,868,069

Asset-Backed Securities — Trade Receivables–0.30%

Market Street Funding LLC (c)	0.18%	12/17/09	78,444	78,437,725

Consumer Finance–0.15%

American Honda Finance Corp.	0.20%	12/22/09	40,000	39,995,333

Diversified Banks–8.84%

Banco Bilbao Vizcaya Argentaria, S.A. (b)(c)	0.18%	12/29/09	110,000	109,984,600
Banco Bilbao Vizcaya Argentaria, S.A. (b)(c)	0.24%	12/29/09	88,000	87,983,573
Banco Bilbao Vizcaya Argentaria, S.A. (b)(c)	0.43%	12/15/09	94,500	94,484,198
Banco Bilbao Vizcaya Argentaria, S.A. (b)(c)	0.63%	12/16/09	75,000	74,980,313
BNP Paribas Finance Inc. (b)	0.44%	01/21/10	150,000	149,906,500
BNP Paribas Finance, Inc. (b)	0.24%	01/14/10	125,000	124,963,333
ING (US) Funding LLC (b)	0.18%	12/17/09	82,600	82,593,576
ING (US) Funding LLC (b)	0.18%	12/18/09	100,000	99,991,500
ING (US) Funding LLC (b)	0.18%	12/23/09	75,000	74,991,750
ING (US) Funding LLC (b)	0.19%	12/07/09	132,000	131,995,820
Lloyds TSB Bank PLC (b)	0.18%	12/16/09	174,000	173,986,950
Royal Bank of Scotland PLC (b)(c)	0.25%	01/25/10	150,000	149,942,708
Royal Bank of Scotland PLC (b)(c)	0.25%	01/29/10	80,000	79,967,222
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Diversified Banks–(continued)

Royal Bank of Scotland PLC (b)(c)	0.29%	12/08/09	$50,000	$49,997,181
Santander Central Hispano Finance (Delaware) Inc. (b)	0.40%	04/09/10	155,000	154,777,833
Societe Generale North America, Inc. (b)	0.20%	12/10/09	230,000	229,988,500
Societe Generale North America, Inc. (b)	0.22%	12/28/09	166,035	166,007,604
Societe Generale North America, Inc. (b)	0.35%	01/25/10	270,000	269,857,687

				2,306,400,848

Life & Health Insurance–1.32%

Metlife Short Term Funding LLC (c)	0.24%	12/21/09	145,000	144,980,667
Metlife Short Term Funding LLC (c)	0.25%	12/01/09	200,000	200,000,000

				344,980,667

Municipal Commercial Paper–0.52%

Cape Coral (City of), Florida;
Series 2004, Commercial Paper Notes (LOC-Bank of America, N.A.) (d)	0.35%	12/01/09	32,317	32,317,000
Series 2004, Commercial Paper Notes (LOC-Bank of America, N.A.) (d)	0.30%	12/01/09	27,829	27,829,000
District of Columbia (National Academy of Sciences); Series 2009A, Commercial Paper RB (LOC-Bank of America, N.A.) (d)	0.30%	01/14/10	56,500	56,500,000
Illinois (State of) Educational Facilities Authority (Pooled Financing Program); Series 2002, Commercial Paper RN (LOC-Northern Trust Co.) (d)	0.35%	01/13/10	20,000	20,000,000

				136,646,000

Packaged Foods & Meats–1.37%

Nestle Capital Corp. (b)(c)	0.30%	07/06/10	150,000	149,728,750
Nestle Capital Corp. (b)(c)	0.35%	05/13/10	100,000	99,841,528
Nestle Capital Corp. (b)(c)	0.35%	06/11/10	108,000	107,798,400

				357,368,678

Regional Banks–5.56%

ANZ National (Int’l) Ltd. (b)(c)	0.26%	12/07/09	100,000	99,995,667
ANZ National (Int’l) Ltd. (b)(c)	0.35%	04/19/10	70,000	69,905,403
ASB Finance Ltd. (b)(c)	0.29%	12/14/09	56,000	55,994,135
ASB Finance Ltd. (b)(c)	0.32%	12/18/09	50,000	49,992,444
ASB Finance Ltd. (b)(c)	0.43%	01/19/10	49,500	49,471,029
Banque et Caisse d’Epargne de l’Etat (b)	0.29%	12/09/09	150,000	149,990,333
Banque et Caisse d’Epargne de l’Etat (b)	0.29%	12/14/09	100,000	99,989,528
Fortis Funding LLC (b)(c)	0.20%	12/02/09	150,000	149,999,167
Fortis Funding LLC (b)(c)	0.50%	02/25/10	200,000	199,761,111
Westpac Banking Corp. (b)(c)(e)	0.20%	02/17/10	200,000	200,000,000
Westpac Banking Corp. (b)(c)	0.34%	01/21/10	100,000	99,951,833
Westpac Banking Corp. (b)(c)	0.40%	02/17/10	225,000	224,805,000

				1,449,855,650

Total Commercial Paper (Cost $11,368,247,381)				11,368,247,381

Certificates of Deposit–32.73%

Banco Bilbao Vizcaya Argentaria, S.A.	0.26%	12/24/09	150,000	150,004,308
Banco Bilbao Vizcaya Argentaria, S.A.	0.30%	04/16/10	100,000	100,003,772
Banco Bilbao Vizcaya Argentaria, S.A.	0.32%	05/12/10	100,000	100,004,493
Banco Bilbao Vizcaya Argentaria, S.A.	0.34%	05/17/10	100,000	100,000,000
Banco Bilbao Vizcaya Argentaria, S.A.	0.46%	06/17/10	200,000	200,005,481
Banco Bilbao Vizcaya Argentaria, S.A.	0.60%	12/11/09	100,000	100,000,000
Bank of Nova Scotia (e)	0.24%	12/06/10	200,000	200,000,000
BNP Paribas (United Kingdom) (b)	0.21%	12/14/09	400,000	400,000,000
BNP Paribas (United Kingdom) (b)	0.21%	12/17/09	250,000	250,001,111
Calyon (e)	0.33%	10/26/10	100,000	100,000,000
Calyon	0.53%	03/01/10	100,000	100,000,000
Calyon (United Kingdom) (b)	0.55%	12/22/09	25,000	25,000,000
Calyon	0.58%	01/15/10	120,000	120,000,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Certificates of Deposit–(continued)

Calyon	0.61%	02/05/10	$50,000	$50,000,913
Calyon	0.65%	02/01/10	75,000	75,006,409
Calyon	0.70%	09/10/10	200,000	200,000,000
Calyon	0.96%	08/09/10	100,000	100,000,000
Calyon	0.96%	08/16/10	100,000	100,000,000
Calyon (e)	1.33%	01/19/10	100,000	100,142,423
Canadian Imperial Bank Commerce (e)	0.24%	02/23/10	50,000	50,002,325
Commonwealth Bank of Australia	0.22%	12/15/09	100,000	100,000,000
Commonwealth Bank of Australia (United Kingdom) (b)	0.28%	12/28/09	250,000	250,000,000
Commonwealth Bank of Australia	0.29%	04/09/10	100,000	100,000,000
Commonwealth Bank of Australia (United Kingdom) (b)	0.30%	12/21/09	300,000	300,000,832
Commonwealth Bank of Australia (United Kingdom) (b)	0.31%	12/01/09	200,000	200,000,000
Deutsche Bank AG (e)	0.78%	01/25/10	192,000	192,175,542
Fortis Bank N.V./S.A.	0.34%	12/31/09	85,000	85,000,708
Lloyds TSB Bank PLC	0.20%	12/03/09	115,000	115,000,000
Lloyds TSB Bank PLC	0.20%	12/07/09	250,000	250,000,000
National Australia Bank Ltd. (United Kingdom) (b)	0.24%	12/15/09	200,000	200,000,000
National Australia Bank Ltd. (United Kingdom) (b)	0.34%	12/30/09	100,000	100,001,608
Rabobank Nederland	0.29%	04/09/10	200,000	200,000,000
Rabobank Nederland (e)	0.40%	03/12/10	200,000	200,000,000
Rabobank Nederland	0.52%	05/21/10	200,000	200,000,000
Rabobank Nederland	0.55%	10/26/10	100,000	100,004,545
Royal Bank of Canada (e)	0.24%	11/04/10	155,000	155,000,000
Royal Bank of Canada	0.30%	03/23/10	100,000	100,000,000
Royal Bank of Canada	0.38%	05/28/10	250,000	250,000,000
Royal Bank of Canada (e)	0.50%	12/16/09	150,000	150,000,000
Royal Bank of Scotland PLC	0.22%	01/19/10	100,000	100,000,000
Royal Bank of Scotland PLC	0.24%	12/01/09	500,000	500,000,000
Royal Bank of Scotland PLC	0.25%	12/04/09	400,000	400,000,000
Societe Generale (e)(f)	0.13%	04/05/10	200,000	200,000,000
Societe Generale	0.34%	12/04/09	250,000	250,000,000
Societe Generale	0.35%	12/07/09	265,000	265,000,969
Toronto-Dominion Bank	0.32%	05/17/10	150,000	150,006,932
Toronto-Dominion Bank	0.50%	02/08/10	65,000	65,006,207
Toronto-Dominion Bank	0.55%	10/22/10	100,000	100,000,000
Toronto-Dominion Bank	0.65%	04/09/10	200,000	200,000,000
Toronto-Dominion Bank	1.30%	12/16/09	100,000	100,000,000
Toronto-Dominion Bank	1.40%	12/11/09	100,000	100,000,000
Toronto-Dominion Bank	1.47%	12/24/09	42,000	42,022,915
Westpac Banking Corp. (e)	0.20%	04/13/10	200,000	200,000,000

Total Certificates of Deposit (Cost $8,539,391,493)				8,539,391,493

Variable Rate Demand Notes–13.14%(f)

Letter of Credit Enhanced–10.36%(d)

A Mining Group, LLC; Series 2006, Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.)	0.25%	06/01/29	200	200,000
Alamogordo (City of), New Mexico (Gerald Champion Regional Medical Center); Series 2007 A, Ref. Hospital Improvement RB (LOC-Bank of America, N.A.)	0.30%	07/01/37	10,465	10,465,000
Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, Headquarters Facilities RB (LOC-Bank of America, N.A.)	0.24%	07/01/38	6,310	6,310,000
Allegheny (County of), Pennsylvania Hospital Development Authority (Central Blood Bank); Series 1992, Health Facilities RB (LOC-PNC Bank, N.A.)	0.24%	12/01/10	2,525	2,525,000
Atlanticare Health Services, Inc.; Series 2003, Taxable Bonds (LOC-Wells Fargo Bank, N.A.)	0.25%	10/01/33	105	105,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, IDR (LOC-JPMorgan Chase Bank, N.A.)	0.23%	12/01/14	3,400	3,400,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Letter of Credit Enhanced–(continued)

Blount (County of), Tennessee Health & Educational Facilities Board (Maryville College); Series 2007, RB (LOC-Bank of America, N.A.)	0.30%	04/01/32	$10,600	$10,600,000
Brooke (County of), West Virginia County Commission (Bethany College); Series 2008 A, Commercial Development RB (LOC-PNC Bank, N.A.)	0.24%	12/01/37	4,050	4,050,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, IDR (LOC-PNC Bank, N.A.)	0.21%	07/01/39	8,555	8,555,000
Butler (County of), Ohio (Lakota Family YMCA); Series 2002, RB (LOC-PNC Bank, N.A.)	0.24%	05/01/27	2,150	2,150,000
Butler (County of), Ohio (LifeSphere); Series 2007, Healthcare Facilities Improvement RB (LOC-U.S. Bank, N.A.)	0.26%	05/01/30	3,530	3,530,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, RB (LOC-U.S. Bank, N.A.)	0.27%	12/01/32	2,660	2,660,000
Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, Taxable COP (LOC-Bank of America, N.A.)	0.30%	06/01/35	15,000	15,000,000
Chatham Capital Corp.; Series 2000, Taxable Notes (LOC-JPMorgan Chase Bank, N.A.)	0.30%	07/01/20	4,131	4,131,000
Chester (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, IDR (LOC-Wells Fargo Bank, N.A.)	0.25%	07/01/31	41,500	41,500,000
Chicago (City of), Illinois Board of Education;
Series 2009 B, Ref. Unlimited Tax GO (LOC-U.S. Bank, N.A.)	0.19%	03/01/31	10,000	10,000,000
Series 2009 C, Ref. Unlimited Tax GO (LOC-U.S. Bank, N.A.) (c)	0.19%	03/01/12	9,400	9,400,000
Clarke (County of), Virginia Industrial Development Authority (Grafton School, Inc.); Series 2000, Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)	0.24%	12/01/20	4,090	4,090,000
Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. RB (LOC-Bank of America, N.A.)	0.30%	06/01/20	11,000	11,000,000
Collier (County of), Florida Health Facilities Authority (The Moorings, Inc.) Series 2000, RB (LOC-Wells Fargo Bank, N.A.)	0.25%	12/01/24	8,275	8,275,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, RB (LOC-U.S. Bank, N.A.)	0.26%	11/01/38	3,545	3,545,000
Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, RB (LOC-U.S. Bank, N.A.)	0.26%	04/15/39	5,420	5,420,000
Colorado (State of) Educational & Cultural Facilities Authority (Lutheran Church Extension Fund-Missouri Synod Loan Program); Series 2008, RB (LOC-Bank of America, N.A.)	0.25%	05/15/38	7,300	7,300,000
Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, RB (LOC-Bank of America, N.A.)	0.26%	09/01/37	4,800	4,800,000
Colorado (State of) Educational & Cultural Facilities Authority (Parker & Denver High Schools); Series 2006, RB (LOC-Bank of America, N.A.)	0.25%	12/01/36	3,000	3,000,000
Colorado (State of) Educational & Cultural Facilities Authority (Western Christian Schools); Series 2009, RB (LOC-U.S. Bank, N.A.)	0.26%	07/01/39	4,875	4,875,000
Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, RB (LOC-Bank of America, N.A.)	0.26%	08/15/30	16,955	16,955,000
Colorado Springs (City of), Colorado (Cook Communications Ministries); Series 2002, IDR (LOC-Bank of America, N.A.)	0.32%	03/01/17	7,000	7,000,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, RB (LOC-Wells Fargo Bank, N.A.)	0.24%	01/01/21	7,970	7,970,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program);
Sr. Series 2004 A, Capital Funding RB (LOC-U.S. Bank, N.A.)	0.25%	03/01/34	8,725	8,725,000
Sr. Series 2005, Capital Funding RB (LOC-U.S. Bank, N.A.)	0.25%	07/01/35	10,890	10,890,000
Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series E, RB (LOC-JPMorgan Chase Bank, N.A.)	0.20%	07/01/34	20,590	20,590,000
Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, RB (LOC-JPMorgan Chase Bank, N.A.)	0.20%	07/01/25	23,055	23,055,000
Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)	0.25%	03/01/19	3,030	3,030,000
Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, MFH RB (LOC-Wells Fargo Bank, N.A.) (g)	0.34%	06/01/43	6,000	6,000,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Letter of Credit Enhanced–(continued)

DeKalb, Newton, & Gwinnett (Counties of), Georgia Joint Development Authority (GGC Real Estate Parking I, LLC); Series 2007, Incremental Draw RB (LOC-Wells Fargo Bank, N.A.)	0.24%	06/01/32	$5,385	$5,385,000
DeKalb, Newton, & Gwinnett (Counties of), Georgia Joint Development Authority (GPC Real Estate Student Support I, LLC); Series 2007, Incremental Draw RB (LOC-Wells Fargo Bank, N.A.)	0.24%	06/01/35	9,935	9,935,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, RB (LOC-PNC Bank, N.A.)	0.24%	09/01/36	3,945	3,945,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, RB (LOC-PNC Bank, N.A.)	0.24%	05/01/36	5,000	5,000,000
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center);
Series 2009 B, Ref. RB (LOC-PNC Bank, N.A.)	0.21%	07/01/39	5,050	5,050,000
Series 2009 C, Ref. RB (LOC-Wells Fargo Bank, N.A.)	0.20%	07/01/39	37,865	37,865,000
Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops);
Series 2007 A, Sales Tax Increment RB (LOC-JPMorgan Chase Bank, N.A.)	0.21%	01/01/37	5,060	5,060,000
Series 2007 B, Sales Tax Increment RB (LOC-JPMorgan Chase Bank, N.A.)	0.21%	01/01/37	31,130	31,130,000
District of Columbia,
Series 2002 D, Ref. Unlimited Tax GO (LOC-Wells Fargo Bank, N.A.)	0.25%	07/01/31	36,995	36,995,000
Series 2008 C-1, Ref. Unlimited Tax GO (LOC-TD Bank, N.A.)	0.23%	06/01/27	10,000	10,000,000
Series 2008 C-2, Ref. Unlimited Tax GO (LOC-JPMorgan Chase Bank, N.A.)	0.26%	06/01/27	78,553	78,553,001
District of Columbia (Hogar Hispano, Inc.); Series 2005, RB (LOC-Bank of America, N.A.)	0.30%	03/01/30	15,890	15,890,000
District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, RB (LOC-Bank of America, N.A.)	0.30%	10/01/29	12,830	12,830,000
District of Columbia (The Field School, Inc.); Series 2001 A, RB (LOC-Wells Fargo Bank, N.A.) (c)	0.24%	07/01/31	13,785	13,785,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, RB (LOC-PNC Bank, N.A.)	0.21%	04/01/38	6,000	6,000,000
District of Columbia; Series 1998 A, Pooled Loan Program RB (LOC-Bank of America, N.A.) (c)	0.30%	01/01/29	17,432	17,432,000
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. Health Facilities RB (LOC-U.S. Bank, N.A.)	0.22%	08/15/32	5,000	5,000,000
DuPage (County of), Illinois (Benet Academy Capital Building Project); Series 2000, RB (LOC-Bank of America, N.A.) (c)	0.30%	04/01/30	8,770	8,770,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. MFH RB (LOC-U.S. Bank, N.A.)	0.27%	07/01/21	4,880	4,880,000
Energy Northwest (Project No. 3); Series 2003-E, Ref. Electric RB (LOC-JPMorgan Chase Bank, N.A.)	0.23%	07/01/17	44,075	44,075,000
Erie (City of), Pennsylvania Higher Education Building Authority (Gannon University); Series 1998 F, RB (LOC-PNC Bank, N.A.)	0.24%	07/01/13	4,040	4,040,000
Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, RB (LOC-PNC Bank, N.A.)	0.24%	11/01/23	4,400	4,400,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, RB (LOC-PNC Bank, N.A.)	0.21%	06/01/37	9,565	9,565,000
Florida (State of) Development Finance Corp. (The Wellness Community-Southwest Florida, Inc.); Series 2009, IDR (LOC-Harris N.A.)	0.27%	08/01/34	5,500	5,500,000
Franklin (County of), Ohio (Doctors OhioHealth Corp.); Sub. Series 1998 B, Hospital Facilities RB (LOC-PNC Bank, N.A.)	0.25%	12/01/28	6,465	6,465,000
Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, Taxable RB (LOC-Bank of America, N.A.)	0.32%	09/01/41	3,310	3,310,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)	0.24%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. General RB (LOC-U.S. Bank, N.A.)	0.20%	06/01/19	12,035	12,035,000
Green Lake (Township of), Michigan Economic Development Corp. (Interlochen Center For The Arts); Series 2004, Ref. RB (LOC-Harris, N.A.)	0.19%	06/01/34	4,300	4,300,000
Hamilton (County of), Ohio (Cincinnati Children’s Hospital Medical Center); Series 2007 N, Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)	0.25%	05/15/37	10,000	10,000,000
Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, Hospital Facilities RB (LOC-U.S. Bank, N.A.)	0.25%	06/01/19	5,475	5,475,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Letter of Credit Enhanced–(continued)

Hannibal (City of), Missouri Industrial Development Authority (Hannibal Regional Hospital); Series 2007, Health Facilities RB (LOC-Bank of America, N.A.)	0.27%	08/01/27	$7,740	$7,740,000
Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. Hospital RB (LOC-Wells Fargo Bank, N.A.)	0.24%	06/01/24	25,000	25,000,000
Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. IDR (LOC-U.S. Bank, N.A.)	0.24%	06/01/14	3,490	3,490,000
Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2005 E, Hospital RB (LOC-Credit Agricole S.A.) (b)	0.25%	11/15/35	8,000	8,000,000
Series 2007 B, Hospital RB (LOC-Harris N.A.)	0.24%	11/15/37	9,500	9,500,000
Idaho (State of) Health Facilities Authority (Pooled Financing Program); Series 1985, ACES RB (LOC-U.S. Bank, N.A.)	0.27%	10/01/10	2,700	2,700,000
Illinois (State of) Development Finance Authority (Chicago Shakespeare Theater); Series 1999, RB (LOC-Bank of America, N.A.) (c)	0.30%	01/01/19	4,100	4,100,000
Illinois (State of) Development Finance Authority (Foundation for Safety & Health); Series 1992, Safety Education RB (LOC-Bank of America, N.A.) (c)	0.30%	10/01/17	4,000	4,000,000
Illinois (State of) Development Finance Authority (Sinai Community Institute, Inc.); Series 1997, RB (LOC-Bank of America, N.A.) (c)	0.30%	03/01/22	5,000	5,000,000
Illinois (State of) Development Finance Authority (Uhlich Children’s Home); Series 2002, RB (LOC-Harris N.A.)	0.27%	10/01/33	5,600	5,600,000
Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp.); Series 2001, RB (LOC-Bank of America, N.A.) (c)	0.30%	07/01/41	13,000	13,000,000
Illinois (State of) Development Finance Authority (Window to the World Communications Inc.); Series 2000, RB (LOC-Bank of America, N.A.)	0.32%	08/01/15	6,900	6,900,000
Illinois (State of) Educational Facilities Authority (Field Museum of Natural History); Series 1998, RB (LOC-Bank of America, N.A.)	0.27%	11/01/32	11,900	11,900,000
Illinois (State of) Educational Facilities Authority (St. Xavier University); Series 2002 A, RB (LOC-Bank of America, N.A.)	0.30%	10/01/32	6,890	6,890,000
Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. PCR (LOC-JPMorgan Chase Bank, N.A.)	0.25%	03/01/20	7,800	7,800,000
Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 B-1, Ref. RB (LOC-JPMorgan Chase Bank, N.A.)	0.22%	02/01/40	10,000	10,000,000
Series 2009 A, Ref. RB (LOC-JPMorgan Chase Bank, N.A.)	0.22%	02/01/34	14,500	14,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, RB (LOC-Bank of America, N.A.)	0.30%	02/01/42	12,500	12,500,000
Illinois (State of) Finance Authority (Jewish Charities Revenue Anticipation Notes Program) Series 2009 A, VRD RB (LOC- Harris N.A.) (c)	0.25%	06/30/10	7,185	7,185,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. RB (LOC-JPMorgan Chase Bank, N.A.)	0.30%	08/01/28	10,960	10,960,000
Illinois (State of) Finance Authority (North Park University); Series 2005, RB (LOC-JPMorgan Chase Bank, N.A.)	0.27%	07/01/35	15,000	15,000,000
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2009 B, RB (LOC-PNC Bank, N.A.)	0.21%	11/15/37	14,300	14,300,000
Illinois (State of) Health Facilities Authority (Ingalls Memorial Hospital); Series 1985 B, RB (LOC-Northern Trust Co.)	0.22%	01/01/16	14,700	14,700,000
Illinois (State of) Health Facilities Authority (Peace Memorial Ministries); Series 2003 B, RB (LOC-Bank of America, N.A.)	0.31%	08/15/33	8,965	8,965,000
Illinois (State of) Health Facilities Authority (Rehabilitation Institute of Chicago); Series 1997, RB (LOC-JPMorgan Chase Bank, N.A.)	0.25%	04/01/32	15,500	15,500,000
Illinois (State of) Health Facilities Authority (Riverside Health System); Series 1994, RB (LOC-Bank of America, N.A.)	0.28%	11/01/19	5,700	5,700,000
Independence (City of), Missouri Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, IDR (LOC-Bank of America, N.A.)	0.30%	11/01/27	19,265	19,265,000
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, RB (LOC-PNC Bank, N.A.)	0.24%	08/01/21	7,000	7,000,000
Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, Hospital RB (LOC-PNC Bank, N.A.)	0.21%	07/01/39	15,000	15,000,000
Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 B, Hospital RB (LOC-PNC Bank, N.A.)	0.20%	11/01/39	24,745	24,745,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Letter of Credit Enhanced–(continued)

Indiana (State of) Finance Authority (Republic Services, Inc.); Series 2005, IDR (LOC-JPMorgan Chase Bank, N.A.)	0.19%	11/01/35	$7,500	$7,500,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 B, Ref. Health System RB (LOC-JPMorgan Chase Bank, N.A.)	0.22%	11/01/41	29,300	29,300,000
Indiana (State of) Health & Educational Facility Financing Authority (Howard Regional Health System); Series 2005, Hospital RB (LOC- Harris N.A.)	0.23%	01/01/35	10,000	10,000,000
Indiana (State of) Health Facility Financing Authority (Clark Memorial Hospital); Series 2004 A, Health Care Facilities RB (LOC-JPMorgan Chase Bank, N.A.)	0.30%	04/01/24	6,400	6,400,000
Indiana (State of) Health Facility Financing Authority (Community Hospitals);
Series 2000 A, RB (LOC-Bank of America, N.A.)	0.30%	07/01/28	7,300	7,300,000
Series 2000 B, RB (LOC-Bank of America, N.A.)	0.30%	07/01/28	6,075	6,075,000
Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, IDR (LOC-Bank of America, N.A.) (g)	0.45%	06/01/28	1,325	1,325,000
Iowa (State of) Higher Education Loan Authority (Luther College); Series 2008, Private College Facility RB (LOC-Harris N.A.)	0.26%	12/01/38	5,500	5,500,000
Jackson (City of), Tennessee Energy Authority; Series 2009, Ref. Water System RB (LOC-U.S. Bank, N.A.)	0.20%	12/01/23	8,200	8,200,000
Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, RB (LOC-PNC Bank, N.A.) (g)	0.35%	12/01/34	1,000	1,000,000
Kalamazoo (City of), Michigan Hospital Finance Authority (Bronson Methodist Hospital); Series 2009 A, Ref. RB (LOC-JPMorgan Chase Bank, N.A.)	0.26%	05/15/28	23,825	23,825,000
Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, RB (LOC-JPMorgan Chase Bank, N.A.)	0.30%	12/01/32	25,500	25,500,000
Lackawanna (County of), Pennsylvania Industrial Development Authority (Scranton Preparatory School); Series 2006, RB (LOC- Wells Fargo Bank, N.A.)	0.24%	07/01/36	7,715	7,715,000
Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. RB (LOC-U.S. Bank, N.A.)	0.22%	06/01/31	29,315	29,315,000
Lebanon (County of), Pennsylvania Health Facilities Authority (E.C.C. Retirement Village); Series 2000, RB (LOC-PNC Bank, N.A.)	0.27%	10/15/25	8,990	8,990,000
Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, Educational Facilities RB (LOC-U.S. Bank, N.A.)	0.24%	08/02/38	2,050	2,050,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, RB (LOC-PNC Bank, N.A.)	0.21%	03/01/38	5,800	5,800,000
Louisiana (State of) Offshore Terminal Authority (LOOP LLC); First Stage Series 1997 A, Ref. Deepwater Port RB (LOC-JPMorgan Chase Bank, N.A.)	0.19%	09/01/17	18,060	18,060,000
Louisiana (State of) Public Facilities Authority (Dynamic Fuels, LLC); Series 2008, RB (LOC-JPMorgan Chase Bank, N.A.)	0.19%	10/01/33	15,000	15,000,000
Louisiana (State of); Series 2009 A-1, Gasoline & Fuels Tax Second Lien RB (LOC-JPMorgan Chase Bank, N.A.)	0.23%	05/01/43	40,000	40,000,000
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2002, Auxiliary RB (LOC-BNP Paribas) (b)	0.20%	07/01/32	10,590	10,590,000
Lucas (County of), Ohio (ProMedica Healthcare System);
Series 2008 A, Hospital RB (LOC-UBS AG) (b)	0.20%	11/15/34	23,950	23,950,000
Series 2008 B, Hospital RB (LOC-UBS AG) (b)	0.25%	11/15/40	21,555	21,555,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.)	0.24%	09/01/28	2,480	2,480,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, Gtd. Lease RB (LOC-PNC Bank, N.A.)	0.24%	11/01/26	3,390	3,390,000
Luzerne (County of), Pennsylvania; Series 2004, Unlimited Tax GO (LOC-PNC Bank, N.A.)	0.24%	11/01/14	3,685	3,685,000
Lyndhurst (City of), Ohio (Hawken School); Series 2002, Economic Development RB (LOC-PNC Bank, N.A.)	0.24%	05/01/27	4,695	4,695,000
Manatee (County of), Florida (St. Stephen’s Upper School); Series 2000, RB (LOC-Bank of America, N.A.)	0.30%	11/01/25	4,400	4,400,000
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, RB (LOC-PNC Bank, N.A.)	0.24%	07/01/32	5,360	5,360,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, RB (LOC-PNC Bank, N.A.)	0.26%	07/01/33	3,590	3,590,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program Issue); Series 1985 B, RB (LOC-JPMorgan Chase Bank, N.A.)	0.22%	04/01/35	7,500	7,500,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Letter of Credit Enhanced–(continued)

Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, RB (LOC-TD Bank, N.A.)	0.24%	09/01/38	$4,900	$4,900,000
Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, RB (LOC-TD Bank, N.A.)	0.24%	04/01/28	5,895	5,895,000
Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, RB (LOC-Bank of America, N.A.)	0.24%	07/01/32	5,000	5,000,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, RB (LOC-TD Bank, N.A.)	0.20%	10/01/38	6,445	6,445,000
Massachusetts (State of) Health & Educational Facilities Authority (Falmouth Assisted Living, Inc.); Series 1995 A, RB (LOC-Bank of America, N.A.)	0.32%	11/01/26	3,000	3,000,000
Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, RB (LOC-TD Bank, N.A.)	0.25%	07/01/38	5,000	5,000,000
Massachusetts (State of) Health & Educational Facilities Authority (Northeastern University); Series 2008 V, Taxable RB (LOC-JPMorgan Chase Bank, N.A.)	0.30%	10/01/30	3,400	3,400,000
Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, Taxable RB (LOC-JPMorgan Chase Bank, N.A.)	0.30%	04/01/36	22,065	22,065,000
Massachusetts (State of) Housing Finance Agency; Series 2009 B, Taxable Bonds (LOC-Bank of America, N.A.)	0.33%	01/01/44	9,308	9,308,000
McCook (Village of), Illinois (Illinois Saint Andrew Society); Series 1996 A, RB (LOC-Northern Trust Co.)	0.20%	12/01/21	2,200	2,200,000
Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, RB (LOC-Wells Fargo Bank, N.A.)	0.34%	12/01/26	6,325	6,325,000
Metropolitan Nashville Airport Authority; Series 2008 A, Ref. Airport Improvement RB (LOC-Societe Generale N.A.) (b)	0.25%	07/01/19	4,700	4,700,000
Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, RB (LOC-JPMorgan Chase Bank, N.A.)	0.20%	10/15/42	26,800	26,800,000
Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 A, Ref. Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)	0.23%	09/01/37	5,000	5,000,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. RB (LOC-JPMorgan Chase Bank, N.A.)	0.22%	10/15/30	21,235	21,235,000
Series 2008 B-2, Ref. RB (LOC-JPMorgan Chase Bank, N.A.)	0.22%	10/15/30	16,180	16,180,000
Series 2008 B-3, Ref. RB (LOC-JPMorgan Chase Bank, N.A.)	0.22%	10/15/38	55,700	55,700,000
Michigan (State of) Strategic Fund (The Roper School); Series 2002, Limited Obligation RB (LOC-Bank of America, N.A.) (c)	0.30%	05/01/32	3,195	3,195,000
Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 B, Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)	0.24%	11/15/39	19,375	19,375,000
Minneapolis (City of) & St. Paul (City of), Minnesota Housing & Redevelopment Authority (Allina Health System); Series 2009 B-1, Health Care System RB (LOC-JPMorgan Chase Bank, N.A.)	0.26%	11/15/35	15,705	15,705,000
Minneapolis (City of) Minnesota (Fairview Health Services); Series 2008 E, Health Care System RB (LOC-Wells Fargo Bank, N.A.)	0.19%	11/15/47	37,155	37,155,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, RB (LOC-Wells Fargo Bank, N.A.)	0.20%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, RB (LOC-Wells Fargo Bank, N.A.)	0.20%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Waste Management, Inc.); Series 2007, Solid Waste Disposal RB (LOC-JPMorgan Chase Bank, N.A.) (g)	0.32%	07/01/17	4,500	4,500,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund – Missouri Synod Loan Program); Series 2004 A, RB (LOC-Bank of America, N.A.)	0.25%	07/01/29	7,645	7,645,000
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital); Series 2008 A, RB (LOC-UBS AG) (b)	0.25%	05/15/32	15,920	15,920,000
Missouri-Illinois Metropolitan District Bi-State Development Agency (Metrolink Cross County Extension Project); Series 2005 A, Sub. Mass Transit Sales Tax Appropriation Bonds (LOC-JPMorgan Chase Bank, N.A.)	0.27%	10/01/35	18,000	18,000,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austral USA, LLC); Series 2009, RB (LOC-Westpac Banking Corp. ) (b)	0.26%	09/01/39	7,000	7,000,000
Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, Economic Development RB (LOC-U.S. Bank, N.A.)	0.24%	05/01/26	4,300	4,300,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Letter of Credit Enhanced–(continued)

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, IDR (LOC-PNC Bank, N.A.)	0.21%	11/01/38	$13,500	$13,500,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, RB (LOC-PNC Bank, N.A.)	0.24%	11/01/38	1,875	1,875,000
Montgomery (County of), Tennessee Public Building Authority (Tennessee County Loan Pool); Series 1997, Pooled Financing RB (LOC-Bank of America, N.A.) (c)	0.30%	11/01/27	3,900	3,900,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, First Mortgage RB (LOC-Lloyds TSB Bank PLC) (b)	0.28%	07/01/38	34,055	34,055,000
Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, Community Facilities IDR (LOC-PNC Bank, N.A.)	0.24%	06/01/25	7,485	7,485,000
Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, Cultural Facility RB (LOC-Bank of America, N.A.)	0.25%	12/01/41	4,250	4,250,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, RB (LOC-TD Bank, N.A.)	0.25%	09/01/37	4,180	4,180,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2003, RB (LOC-TD Bank, N.A.)	0.25%	07/01/33	4,075	4,075,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, RB (LOC-PNC Bank, N.A.)	0.22%	02/01/28	1,000	1,000,000
New Mexico (State of) Educational Assistance Foundation; Sr. Series 2009 A, Education Loan Bonds (LOC-Royal Bank of Canada) (b)(g)	0.32%	11/01/28	3,000	3,000,000
New Mexico (State of) Finance Authority; Subseries 2008 B-2, Ref. Sub-Lien State Transportation RB (LOC-UBS AG) (b)	0.22%	12/15/26	50,000	50,000,000
Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, RB (LOC-Bank of America, N.A.)	0.30%	07/01/34	6,625	6,625,000
Norfolk (City of), Virginia Redevelopment & Housing Authority (Norfolk Housing, LLC-The District at ODU); Series 2009, Taxable RB (LOC-Bank of America, N.A.)	0.32%	09/01/39	21,105	21,105,000
North Carolina (State of) Capital Facilities Finance Agency (Shaw University); Series 2006, Educational Facilities RB (LOC-Bank of America, N.A.)	0.30%	10/01/26	9,715	9,715,000
North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, Educational Facilities RB (LOC-Bank of America, N.A.)	0.30%	06/01/31	8,385	8,385,000
North Carolina (State of) Educational Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, RB (LOC-Wells Fargo Bank, N.A.)	0.24%	06/01/17	7,810	7,810,000
Northeastern Pennsylvania (Region of) Hospital & Education Authority (Commonwealth Medical College); Series 2009, RB (LOC-PNC Bank, N.A.)	0.21%	09/01/34	17,150	17,150,000
Ogden (City of), Utah Redevelopment Agency,
Series 2009 B-1, Ref. Taxable RB (LOC-Wells Fargo Bank, N.A.)	0.25%	12/01/27	19,545	19,545,000
Series 2009 B-2, Ref. Taxable RB (LOC-Wells Fargo Bank, N.A.)	0.25%	12/01/27	220	220,000
Ohio (State of) (Ohio Dominican University); Series 2007, Higher Educational Facility RB (LOC-JPMorgan Chase Bank, N.A.)	0.25%	12/01/37	8,940	8,940,000
Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-A, Ref. PCR (LOC-Barclays Bank) (b)(g)	0.25%	08/01/33	7,000	7,000,000
Ohio (State of) Higher Educational Facility Commission (Cleveland Institute of Music); Series 2005, RB (LOC-PNC Bank, N.A.)	0.24%	05/01/30	2,500	2,500,000
Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, RB (LOC-U.S. Bank, N.A.)	0.22%	11/01/30	8,365	8,365,000
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-B, Ref. PCR (LOC-Barclays Bank) (b)	0.23%	01/01/34	9,395	9,395,000
Oneida Tribe of Indians of Wisconsin; Series 2001, Health Facilities RB (LOC-Bank of America, N.A.)	0.30%	07/01/16	7,210	7,210,000
Orlando (City of) & Orange (County of), Florida Expressway Authority; Subseries 2008 B-3, Ref. RB (LOC-Wells Fargo Bank, N.A.)	0.19%	07/01/40	47,800	47,800,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, RB (LOC-Northern Trust Co.)	0.24%	07/01/32	19,495	19,495,000
Palm Beach (County of), Florida Housing Finance Authority (Emerald Bay Club Apartments); Series 2004, Ref. MFH RB (LOC-Wells Fargo Bank, N.A.)	0.25%	06/01/30	5,500	5,500,000
Parma (City of), Ohio (PRL Corp.); Series 2006 B, Taxable Economic Development RB (LOC-JPMorgan Chase Bank, N.A.)	0.33%	11/01/30	1,400	1,400,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Letter of Credit Enhanced–(continued)

Parma (City of), Ohio (The Parma Community General Hospital Association);
Series 2006 A, RB (LOC-JPMorgan Chase Bank, N.A.)	0.24%	11/01/29	$4,370	$4,370,000
Series 2006 C, RB (LOC-JPMorgan Chase Bank, N.A.)	0.24%	11/01/30	9,475	9,475,000
Peninsula Port Authority of Virginia (Dominion Terminals Associates); Series 1987 C, Ref. Coal Terminal RB (LOC-U.S. Bank, N.A.)	0.23%	07/01/16	9,000	9,000,000
Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, RB (LOC-PNC Bank, N.A.)	0.24%	11/01/30	4,700	4,700,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Messiah College); Series 2001 I-4, RB (LOC-JPMorgan Chase Bank, N.A.)	0.24%	11/01/31	10,780	10,780,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, RB (LOC-PNC Bank, N.A.) (c)	0.24%	05/01/20	2,050	2,050,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, RB (LOC-Wells Fargo Bank, N.A.)	0.27%	11/01/34	5,300	5,300,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Washington & Jefferson College); Series 1999 E-5, RB (LOC-PNC Bank, N.A.)	0.24%	11/01/29	6,100	6,100,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, Turnpike Multi-modal RB (LOC-Bank of America, N.A.)	0.24%	12/01/38	22,075	22,075,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)	0.24%	10/01/29	4,600	4,600,000
Pilchuck Development Public Corp. (Holden McDaniels Partners, LLC); Series 1996, Industrial RB (LOC-Bank of America, N.A.) (c)(g)	0.45%	07/01/21	1,005	1,005,000
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. RB (LOC-Bank of America, N.A.)	0.26%	04/01/28	23,310	23,310,000
Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, RB (LOC-PNC Bank, N.A.)	0.24%	07/01/26	3,910	3,910,000
R.G. Ray Corp.; Series 2000, Taxable RB (LOC-Bank of America, N.A.)	0.30%	01/01/15	1,885	1,885,000
Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. Health Care Facilities RB (LOC-JPMorgan Chase Bank, N.A.)	0.26%	11/01/27	16,745	16,745,000
Richmond (County of), Georgia Development Authority (MCG Health, Inc.) Series 2008 A, RB (LOC-UBS AG) (b)	0.27%	07/01/37	48,000	48,000,000
Robbinsdale (City of), Minnesota (North Memorial Health Care); Series 2008 A-4, Ref. RB (LOC-Wells Fargo Bank, N.A.)	0.17%	05/01/33	12,300	12,300,000
Saint Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, District Cooling RB (LOC-Deutsche Bank AG) (b)	0.29%	03/01/29	2,500	2,500,000
Series 2009-9 BB, District Cooling RB (LOC-Deutsche Bank AG) (b)	0.26%	03/01/29	3,000	3,000,000
Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, RB (LOC-Bank of America, N.A.)	0.30%	07/01/36	5,360	5,360,000
South Carolina (State of) Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Morris College); Series 1997, RB (LOC-Bank of America, N.A.) (c)	0.35%	07/01/17	2,540	2,540,000
South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, RB (LOC-Wells Fargo Bank, N.A.)	0.24%	04/01/34	7,000	7,000,000
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, RB (LOC-Wells Fargo Bank, N.A.)	0.24%	11/01/32	35,950	35,950,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, RB (LOC-Bank of America, N.A.)	0.30%	10/01/28	10,110	10,110,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, RB (LOC-Wells Fargo Bank, N.A.)	0.24%	03/01/28	8,652	8,652,000
South Dakota (State of) Health & Educational Facilities Authority (Regional Health, Inc.); Series 2008, RB (LOC-U.S. Bank, N.A.)	0.22%	09/01/27	8,500	8,500,000
South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, RB (LOC-Bank of America, N.A.)	0.30%	01/01/33	9,350	9,350,000
Southglenn Metropolitan District; Series 2007, Special RB (LOC-BNP Paribas) (b)	0.27%	12/01/30	20,700	20,700,000
St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, COP (LOC-Bank of America, N.A.)	0.30%	12/01/33	11,820	11,820,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Letter of Credit Enhanced–(continued)

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, RB (LOC-JPMorgan Chase Bank, N.A.) (c)	0.25%	06/01/38	$10,000	$10,000,000
St. Louis (County of), Missouri Industrial Development Authority (Schnuck Markets, Inc. Kirkwood); Series 1985, IDR (LOC-U.S. Bank, N.A.) (c)	0.28%	12/01/15	3,950	3,950,000
St. Louis Park (City of), Minnesota (Park Nicollet Health Services); Series 2008 B-1, Ref. RB (LOC-Wells Fargo Bank, N.A.)	0.24%	07/01/37	11,500	11,500,000
St. Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, RB (LOC-Wells Fargo Bank, N.A.)	0.24%	06/01/33	12,000	12,000,000
Tampa (City of), Florida (Drug Abuse Comprehensive Coordinating Office, Inc.); Series 2007, RB (LOC-Wells Fargo Bank, N.A.)	0.24%	08/01/35	12,000	12,000,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. RB (LOC-Bank of America, N.A.)	0.27%	07/01/47	20,345	20,345,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Forth Worth Museum of Science & History); Series 2008, Incremental Draw RB (LOC-Wells Fargo Bank, N.A.) (c)	0.24%	06/01/38	19,000	19,000,000
Tinley Park (Village of), Illinois (Mariah Partners, LLC); Series 2003, IDR (LOC-Bank of America, N.A.) (g)	0.45%	06/01/33	2,000	2,000,000
University of Virginia Real Estate Foundation; Series 2001, Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (c)	0.25%	07/01/26	41,060	41,060,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, RB (LOC-PNC Bank, N.A.)	0.21%	12/01/38	16,250	16,250,000
Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, Taxable RB (LOC-Bank of America, N.A.)	0.32%	10/01/24	1,500	1,500,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, IDR (LOC-Wells Fargo Bank, N.A.) (g)	0.28%	06/01/18	10,000	10,000,000
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 C, RB (LOC-U.S. Bank, N.A.)	0.21%	11/15/39	33,000	33,000,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, Non-profit RB (LOC-U.S. Bank, N.A.)	0.23%	10/01/19	3,375	3,375,000
Washington (State of) Housing Finance Commission (The Bush School); Series 2006, Non-profit RB (LOC-Bank of America, N.A.)	0.26%	04/01/34	10,370	10,370,000
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2004, Ref. Non-profit RB (LOC-Bank of America, N.A.)	0.30%	12/01/29	3,625	3,625,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 C, Health System RB (LOC-Wells Fargo Bank, N.A.)	0.24%	07/01/27	6,285	6,285,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. IDR (LOC-PNC Bank, N.A.)	0.24%	12/01/24	3,625	3,625,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust);
Series 2008 A, Lease Program RB (LOC-U.S. Bank, N.A.)	0.23%	07/01/38	3,500	3,500,000
Series 2008 B, Lease Program RB (LOC-U.S. Bank, N.A.)	0.23%	12/01/38	4,900	4,900,000
Winder (City of) Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, Solid Waste Disposal RB (LOC-Wells Fargo Bank, N.A.)	0.24%	11/01/34	8,000	8,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2006 C, RB (LOC-U.S. Bank, N.A.)	0.22%	04/01/28	12,500	12,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, RB (LOC-U.S. Bank, N.A.)	0.26%	06/01/39	5,000	5,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group); Series 2008 B, RB (LOC-Wells Fargo Bank, N.A.)	0.24%	05/01/33	18,900	18,900,000
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2008 A, RB (LOC-U.S. Bank, N.A.)	0.22%	12/01/24	5,400	5,400,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group);
Series 2008 A, RB (LOC-U.S. Bank, N.A.)	0.22%	08/01/30	6,000	6,000,000
Series 2008 B, RB (LOC-JPMorgan Chase Bank, N.A.)	0.24%	02/01/34	14,000	14,000,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, RB (LOC-JPMorgan Chase Bank, N.A.)	0.29%	05/01/30	21,700	21,700,000

				2,701,826,001

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Other Variable Rate Demand Notes–2.78%

Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. MFH IDR (CEP-Federal Home Loan Mortgage Corp.)	0.26%	03/01/35	$10,000	$10,000,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. MFH RB (CEP-Federal National Mortgage Association)	0.25%	06/15/31	2,010	2,010,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. MFH RB (CEP-Federal National Mortgage Association)	0.25%	06/15/31	2,185	2,185,000
Columbus (City of), Indiana (Arbors at Waters Edge Apartments); Series 2004, Economic Development RB (CEP- Federal Home Loan Bank of Cincinnati) (g)	0.36%	11/01/36	2,625	2,625,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. MFH RB (CEP-Federal National Mortgage Association)	0.23%	06/15/25	7,740	7,740,000
Delaware (County of), Pennsylvania Industrial Development Authority (Resource Recovery Facility);
Series 1997 G, Ref. IDR (CEP-General Electric Capital Corp.)	0.23%	12/01/31	6,355	6,355,000
Series 1997 G, Ref. IDR (CEP-General Electric Capital Corp.)	0.23%	12/01/31	7,640	7,640,000
Series 1997 G, Ref. IDR (CEP-General Electric Capital Corp.)	0.23%	12/01/31	8,235	8,235,000
Series 1997 G, Ref. IDR (CEP-General Electric Capital Corp.)	0.23%	12/01/31	8,375	8,375,000
East Baton Rouge (Parish of) Louisiana (Exxon Corp.); Series 1993, Ref. PCR	0.17%	03/01/22	71,950	71,950,000
Florida (State of) Housing Finance Agency (Caribbean Key Apartments); Series 1996 F, RB (CEP-Federal National Mortgage Association) (g)	0.32%	06/01/26	1,140	1,140,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. MFH RB (CEP-Federal National Mortgage Association)	0.26%	05/15/31	5,780	5,780,000
Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. MFH RB (CEP-Federal Home Loan Mortgage Corp.)	0.25%	03/01/30	14,845	14,845,000
Gulf Coast Waste Disposal Authority (Amoco Oil Co.); Series 1992, Ref. PCR (b)	0.18%	10/01/17	23,300	23,300,000
Gulf Coast Waste Disposal Authority (Exxon Corp.); Series 1995, Ref. PCR	0.17%	06/01/20	45,300	45,300,000
Harris (County of), Texas Industrial Development Corp., (Exxon Corp.);
Series 1984-B, PCR	0.17%	03/01/24	24,700	24,700,000
Series 1984-B, PCR	0.17%	03/01/24	25,600	25,600,000
Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, MFH RB (CEP-Federal National Mortgage Association)	0.23%	05/15/38	10,000	10,000,000
Joliet (City of), Illinois Regional Port District (Exxon Corp.); Series 1989, Ref. Marine Terminal RB	0.17%	10/01/24	16,445	16,445,000
Kansas (State of) Development Finance Authority (Oak Ridge Park Phase I Apartments); Series 2009 D, Ref. MFH RB (CEP-Federal Home Loan Mortgage Corp.) (g)	0.31%	04/01/44	2,690	2,690,000
Kemmerer (City of), Wyoming (Exxon Corp.); Series 1984, PCR	0.17%	11/01/14	21,870	21,870,000
Lincoln (County of), Wyoming (Exxon Corp.);
Series 1984 A, PCR	0.17%	11/01/14	21,975	21,975,000
Series 1984 C, PCR	0.17%	11/01/14	22,435	22,435,000
Series 1984 D, PCR	0.17%	11/01/14	23,350	23,350,000
Series 1985, PCR	0.16%	08/01/15	9,800	9,800,000
Lower Neches Valley Authority, Texas (Exxon Corp.); Series 2001 A, IDR	0.18%	11/01/29	19,920	19,920,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. MFH RB (CEP-Federal National Mortgage Association) (g)	0.31%	12/15/29	9,350	9,350,000
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, Gulf Opportunity Zone IDR	0.18%	12/01/30	105,100	105,100,000
Series 2009 A, Gulf Opportunity Zone IDR	0.18%	12/01/30	30,000	30,000,000
Mont Vernon (City of), Indiana (General Electric Co.); Series 2004, Ref. Solid Waste Disposal PCR	0.19%	12/01/14	17,250	17,250,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, MFH RB (CEP-Federal National Mortgage Association)	0.25%	08/15/31	2,625	2,625,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. MFH RB (CEP-Federal Home Loan Mortgage Corp.)	0.25%	03/01/33	4,750	4,750,000
New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, Taxable MFH Rental RB (CEP-Federal National Mortgage Association)	0.25%	11/15/37	800	800,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Other Variable Rate Demand Notes–(continued)

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. MFH RB (CEP-Federal Home Loan Mortgage Corp.)	0.26%	11/01/35	$2,045	$2,045,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, Housing Development RB (CEP-Federal National Mortgage Association) (g)	0.32%	10/15/38	5,000	5,000,000
Roswell (City of), Georgia Housing Authority (Chambrel at Roswell); Series 2002, Ref. MFH RB (CEP-Federal National Mortgage Association)	0.25%	11/15/32	3,920	3,920,000
Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. MFH RB (CEP-Federal Home Loan Mortgage Corp.) (c)	0.24%	08/01/24	3,200	3,200,000
Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, MFH RB (CEP-Federal National Mortgage Association)	0.25%	06/01/25	2,800	2,800,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. MFH RB (CEP-Federal National Mortgage Association)	0.25%	04/15/27	5,600	5,600,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. MFH RB (CEP-Federal National Mortgage Association)	0.25%	04/15/27	9,170	9,170,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. MFH RB (CEP-Federal National Mortgage Association)	0.25%	04/15/27	4,970	4,970,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. MFH Mortgage RB (CEP-Federal National Mortgage Association) (c)(g)	0.36%	09/15/36	4,925	4,925,000
University of Texas Board of Regents; Series 2008 B, Financing System RB	0.18%	08/01/16	48,000	48,000,000
Valdez (City of), Alaska (Exxon Pipeline Co.);
Series 1985, Marine Terminal RB	0.17%	10/01/25	21,945	21,945,000
Series 1993 B, Ref. Marine Terminal RB	0.18%	12/01/33	20,765	20,765,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. MFH RB (CEP-Federal Home Loan Mortgage Corp.)	0.27%	07/01/44	8,000	8,000,000

				726,480,000

Total Variable Rate Demand Notes (Cost $3,428,306,001)				3,428,306,001

Medium-Term Notes–4.12%

BBVA U.S. Senior S.A. Unipersonal, Sr. Unsec. Gtd. Unsub. Floating Rate MTN (b)(c)(e)	0.35%	03/12/10	144,000	144,039,679
Bear Stearns Cos., Inc.,
Series B, Sr. Unsec. Floating Rate MTN (e)	0.47%	12/28/09	25,000	25,003,555
Series B, Sr. Unsec. Unsub. MTN	5.85%	07/19/10	85,960	88,938,133
BP Capital Markets PLC, Sr. Unsec. Gtd. Unsub. Global Notes (b)	4.88%	03/15/10	33,350	33,782,434
Credit Suisse First Boston (USA), Inc. Sr. Unsec. Gtd. Unsub. Floating Rate Global MTN (b)(e)	0.52%	01/15/10	25,000	25,010,996
European Investment Bank, Sr. Unsec. Unsub. Global MTN (b)	4.63%	09/15/10	216,669	223,746,171
General Electric Capital Corp. -Series A, Sr. Unsec. Floating Rate Global MTN (e)	0.42%	12/15/09	100,000	100,007,054
Procter & Gamble International Funding S.C.A., Sr. Unsec. Gtd. Floating Rate MTN (e)	0.53%	02/08/10	80,000	80,000,000
Rabobank Nederland,
Floating Rate MTN (b)(c)(e)	0.27%	12/16/10	50,000	50,000,000
Floating Rate MTN (b)(c)(e)	0.67%	05/19/10	104,700	104,839,472
Sr. Unsec. Putable Floating Rate Global MTN (b)(c)(f)	0.28%	04/07/11	150,000	150,000,000
Westpac Banking Corp., Sr. Floating Rate MTN (b)(c)(e)	0.53%	01/25/10	50,000	50,018,763

Total Medium-Term Notes (Cost $1,075,386,257)				1,075,386,257

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Government Sponsored Agency Securities–1.84%

Federal Home Loan Bank (FHLB)–1.07%

Unsec. Floating Rate Bonds (e)	0.35%	05/12/10	$130,000	$130,000,000
Unsec. Floating Rate Bonds (e)	0.27%	05/21/10	100,000	100,000,000
Unsec. Floating Rate Bonds (e)	0.31%	06/01/10	50,000	50,000,000

				280,000,000

Federal Home Loan Mortgage Corp. (FHLMC)–0.77%

Unsec. Floating Rate Global Notes (e)	0.18%	07/12/10	100,000	100,000,000
Series 2, Unsec. Floating Rate MTN (e)	0.49%	01/08/10	100,000	100,000,000

				200,000,000

Total U.S. Government Sponsored Agency Securities (Cost $480,000,000)				480,000,000

Time Deposits–1.60%

Deutsche Bank AG (Cayman Islands) (b)	0.07%	12/01/09	16,197	16,197,861
Royal Bank of Canada (Cayman Islands) (b)	0.20%	12/01/09	400,000	400,000,000

Total Time Deposits (Cost $416,197,861)				416,197,861

Master Note Agreement–1.15%(h)

Goldman Sachs Lending Partners LLC (Acquired 10/09/09; Cost $300,000,000) (c)	0.34%	12/08/09	300,000	300,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–98.15% (Cost $25,607,528,993)				25,607,528,993

			Repurchase
			Amount
Repurchase Agreements–1.58%(i)

Barclays Capital Inc., Joint agreement dated 11/30/09, aggregate maturing value $690,395,199 (collateralized by U.S. Treasury obligations valued at $704,200,263; 4.38%-7.13%, 02/15/23-11/15/39)	0.15%	12/01/09	303,809	303,808,059
BNP Paribas Securities Corp., Joint agreement dated 11/30/09, aggregate maturing value $750,003,333 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,652; 0%-5.38%, 01/04/10-06/12/17)	0.16%	12/01/09	107,716	107,715,284

Total Repurchase Agreements (Cost $411,523,343)				411,523,343

TOTAL INVESTMENTS (j)(k)–99.73% (Cost $26,019,052,336)				26,019,052,336

OTHER ASSETS LESS LIABILITIES–0.27%				70,550,933

NET ASSETS–100.00%				$26,089,603,269

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio
Investment Abbreviations:

ACES	— Automatically Convertible Extendable Security
CEP	— Credit Enhancement Provider
COP	— Certificates of Participation
GO	— General Obligation Bonds
Gtd.	— Guaranteed
IDR	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTN	— Medium-Term Notes
PCR	— Pollution Control Revenue Bonds
RB	— Revenue Bonds
Ref.	— Refunding
RN	— Revenue Notes
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured
Unsub.	— Unsubordinated

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 13.04%; Netherlands: 12.16%; other countries less than 5% each: 16.88%.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2009 was $10,258,960,048, which represented 39.32% of the Fund’s Net Assets.

(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2009.

(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2009.

(g)	Security subject to the alternative minimum tax.

(h)	The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day’s notice depending upon the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on November 30, 2009.

(i)	Principal amount equals value at period end. See Note 1F.

(j)	Also represents cost for federal income tax purposes.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Societe Generale	5.3%

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Schedule of Investments
November 30, 2009
(Unaudited)
STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper–56.90%(a)

Asset-Backed Securities — Consumer Receivables–1.34%

Amsterdam Funding Corp. (b)	0.19%	12/21/09	$50,000	$49,994,722

Asset-Backed Securities — Fully Backed–4.28%

Straight-A Funding LLC
-Series 1, (CEP-Federal Financing Bank) (b)	0.18%	12/02/09	60,305	60,304,698
-Series 1, (CEP-Federal Financing Bank) (b)	0.18%	12/11/09	100,000	99,995,000

				160,299,698

Asset-Backed Securities — Fully Supported Bank–19.20%

Concord Minutemen Capital Co., LLC -Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent) (b)	0.45%	12/11/09	180,000	179,977,500
Crown Point Capital Co., LLC
-Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent) (b)	0.40%	12/11/09	40,000	39,995,556
-Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent) (b)	0.50%	01/05/10	50,000	49,975,694
Grampian Funding Ltd./LLC
(CEP-Lloyds TSB Bank PLC) (b)(c)	0.36%	12/01/09	44,000	44,000,000
(CEP-Lloyds TSB Bank PLC) (b)(c)	0.36%	12/08/09	115,000	114,991,950
Legacy Capital Co., LLC -Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent) (b)	0.45%	12/01/09	40,000	40,000,000
Lexington Parker Capital Co., LLC
(Multi CEP’s-Liberty Hampshire Co., LLC; agent) (b)	0.40%	12/10/09	60,000	59,994,000
(Multi CEP’s-Liberty Hampshire Co., LLC; agent) (b)	0.50%	01/08/10	100,000	99,947,222
LMA-Americas LLC
(CEP-Credit Agricole S.A.) (b)(c)	0.20%	12/22/09	40,000	39,995,333
(CEP-Credit Agricole S.A.) (b)(c)	0.21%	12/21/09	50,000	49,994,167

				718,871,422

Asset-Backed Securities — Multi-Purpose–9.70%

Atlantic Asset Securitization LLC (b)	0.18%	12/21/09	148,000	147,985,200
Charta LLC (b)	0.17%	12/18/09	75,980	75,973,901
Gemini Securitization Corp., LLC (b)	0.18%	12/09/09	25,000	24,999,000
Gemini Securitization Corp., LLC (b)	0.18%	12/10/09	50,000	49,997,750
Tulip Funding Corp. (b)(c)	0.19%	12/07/09	64,397	64,394,961

				363,350,812

Asset-Backed Securities — Securities–8.25%

Cancara Asset Securitisation Ltd./LLC (b)(c)	0.22%	12/08/09	64,000	63,997,262
Cancara Asset Securitisation Ltd./LLC (b)(c)	0.22%	12/14/09	75,000	74,994,042
Cancara Asset Securitisation Ltd./LLC (b)(c)	0.22%	12/15/09	50,000	49,995,722
Solitaire Funding Ltd./LLC (b)(c)	0.22%	01/04/10	120,000	119,975,067

				308,962,093

Diversified Banks–7.34%

Dexia Delaware LLC (c)	0.22%	12/07/09	100,000	99,996,333
Societe Generale North America, Inc. (c)	0.20%	12/10/09	175,000	174,991,250

				274,987,583

Integrated Oil & Gas–2.38%

Total Capital S.A. (b)(c)	0.13%	12/10/09	89,000	88,997,108

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Life & Health Insurance–4.41%

Metlife Short Term Funding LLC (b)	0.24%	12/22/09	$65,000	$64,990,900
Metlife Short Term Funding LLC (b)	0.24%	12/23/09	100,000	99,985,333

				164,976,233

Total Commercial Paper (Cost $2,130,439,671)				2,130,439,671

Certificates of Deposit–13.84%

Banco Bilbao Vizcaya Argentaria, S.A.	0.31%	12/21/09	165,350	165,361,468
Calyon	0.18%	12/18/09	100,000	100,000,000
Royal Bank of Scotland PLC	0.22%	01/19/10	100,000	100,000,000
Royal Bank of Scotland PLC	0.25%	12/04/09	75,000	75,000,000
UBS AG	0.31%	12/04/09	77,950	77,950,909

Total Certificates of Deposit (Cost $518,312,377)				518,312,377

Variable Rate Demand Notes–9.26%(d)

Letter of Credit Enhanced–7.17%(e)

Allegheny (County of), Pennsylvania Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, RB (LOC-PNC Bank, N.A.)	0.24%	06/01/35	5,650	5,650,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, RB (LOC-PNC Bank, N.A.) (b)	0.24%	10/01/25	4,290	4,290,000
Aurora (City of), Kane, Dupage, Will & Kendall (Counties of), Illinois (Diamond Envelope Corp.); Series 2007, IDR (LOC-Bank of America, N.A.) (f)	0.45%	12/01/21	5,000	5,000,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, Taxable Notes (LOC-JPMorgan Chase Bank, N.A.)	0.33%	12/01/28	5,600	5,600,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, Capital Funding RB (LOC-U.S. Bank, N.A.)	0.25%	06/01/35	9,485	9,485,000
Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, RB (LOC-PNC Bank, N.A.)	0.24%	03/01/29	3,140	3,140,000
Coon Rapids (City of), Minnesota (The Health Central System); Series 1985, Hospital RB (LOC-Wells Fargo Bank, N.A.)	0.24%	08/01/15	2,300	2,300,000
Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, RB (LOC-PNC Bank, N.A.)	0.24%	10/01/32	2,900	2,900,000
Haverford (Township of), Pennsylvania School District; Series 2009, Limited Tax GO (LOC-TD Bank, N.A.)	0.25%	03/01/30	3,000	3,000,000
Illinois (State of) Finance Authority (Provena Health); Series 2009 D, RB (LOC-JPMorgan Chase Bank, N.A.)	0.30%	08/15/44	12,500	12,500,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, RB (LOC-JPMorgan Chase Bank, N.A.)	0.25%	08/15/25	49,745	49,745,000
Lorain (County of), Ohio (EMH Regional Medical Center); Series 2008, Ref. Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)	0.25%	11/01/21	5,710	5,710,000
Michigan (State of) Strategic Fund (Evangelical Homes of Michigan); Series 2008, Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)	0.24%	05/01/37	9,800	9,800,000
Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, Gulf Opportunity Zone IDR (LOC-Deutsche Bank AG) (c)	0.25%	08/01/34	9,500	9,500,000
New Jersey (State of) Turnpike Authority; Series 2009 A, RB (LOC-JPMorgan Chase Bank, N.A.)	0.27%	01/01/24	34,500	34,500,000
New York (State of) Dormitory Authority (St. John’s University); Series 2008 A, RB (LOC-JPMorgan Chase Bank, N.A.)	0.22%	07/01/30	39,000	39,000,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, Lease Program RB (LOC-U.S. Bank, N.A.)	0.23%	04/01/32	2,050	2,050,000
Northeastern Pennsylvania (Region of) Hospital & Education Authority (Danville Area School District); Series 2009, RB (LOC-PNC Bank, N.A.)	0.24%	05/01/38	7,000	7,000,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, Economic Development RB (LOC-PNC Bank, N.A.)	0.24%	06/01/23	7,260	7,260,000
Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, RB (LOC-U.S. Bank, N.A.)	0.25%	12/01/39	3,000	3,000,000
Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, RB (LOC-PNC Bank, N.A.)	0.24%	03/01/19	3,470	3,470,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Letter of Credit Enhanced(e)–(continued)

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, RB (LOC-PNC Bank, N.A.)	0.24%	05/01/34	$3,000	$3,000,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. Special Obligation RB (LOC-Canadian Imperial Bank of Commerce) (c)(f)	0.33%	03/01/36	11,000	11,000,000
St. Jean Industries, Inc.; Series 2006, Taxable Notes (LOC-General Electric Capital Corp.) (b)	0.60%	10/01/21	6,155	6,155,000
St. Louis Park (City of), Minnesota (Park Nicollet Health Services); Series 2008 B-1, Ref. RB (LOC-Wells Fargo Bank, N.A.)	0.24%	07/01/37	15,270	15,270,000
Wisconsin (State of) Health & Educational Facilities Authority (Concordia University of Wisconsin, Inc.); Series 2009, Ref. RB (LOC-JPMorgan Chase Bank, N.A.)	0.27%	05/01/39	4,000	4,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Lawrence University of Wisconsin); Series 2009, Ref. RB (LOC-JPMorgan Chase Bank, N.A.)	0.27%	02/01/39	4,145	4,145,000

				268,470,000

Other Variable Rate Demand Notes–2.09%

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. MFH RB (CEP-Federal National Mortgage Association)	0.26%	10/15/32	3,350	3,350,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. MFH RB (CEP-Federal National Mortgage Association)	0.26%	12/15/34	3,130	3,130,000
Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. MFH RB (CEP-Federal Home Loan Mortgage Corp.)	0.26%	12/01/29	4,930	4,930,000
Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. MFH RB (CEP-Federal National Mortgage Association)	0.26%	05/15/33	3,175	3,175,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. MFH Mortgage RB (CEP-Federal National Mortgage Association)	0.26%	11/15/35	10,990	10,990,000
Gwinnett (County of), Georgia Housing Authority (The Greens Apartments); Series 1995, Ref. MFH RB (CEP-Federal National Mortgage Association)	0.27%	06/15/25	3,600	3,600,000
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. MFH RB (CEP-Federal National Mortgage Association)	0.26%	10/15/32	3,970	3,970,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. MFH RB (CEP-Federal National Mortgage Association)	0.26%	07/15/33	3,830	3,830,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. MFH RB (CEP-Federal National Mortgage Association)	0.26%	07/15/36	6,825	6,825,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. MFH RB (CEP-Federal National Mortgage Association)	0.26%	02/15/34	3,695	3,695,000
Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. MFH RB (CEP-Federal Home Loan Mortgage Corp.)	0.26%	07/01/32	8,150	8,150,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, Housing Development RB (CEP-Federal National Mortgage Association) (f)	0.32%	10/15/38	5,600	5,600,000
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. MFH Rental RB (CEP-Federal National Mortgage Association)	0.26%	11/15/35	7,465	7,465,000
Washington (State of) Housing Finance Commission (Holly Village Seniors, LP); Series 1999 A, MFH RB (CEP-Federal National Mortgage Association) (f)	0.33%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. MFH RB (CEP-Federal National Mortgage Association)	0.26%	09/15/20	2,880	2,880,000

				78,190,000

Total Variable Rate Demand Notes (Cost $346,660,000)				346,660,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)-80.00% (Cost $2,995,412,048)				2,995,412,048

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

STIC Prime Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Repurchase Agreements–20.01%(g)

Banc of America Securities LLC, Joint agreement dated 11/30/09, aggregate maturing value $250,001,806 (collateralized by U.S. Government sponsored agency and Corporate obligations valued at $262,500,000; 0%-5.94%, 08/20/30-09/20/56)	0.26%	12/01/09	$180,001,300	$180,000,000
BNP Paribas, Joint agreement dated 11/30/09, aggregate maturing value $375,003,542 (collateralized by U.S. Government sponsored agency and Corporate obligations valued at $386,326,281; 0%-14.12%, 05/18/12-02/25/47) (c)	0.34%	12/01/09	185,001,747	185,000,000
Morgan Stanley, Joint agreement dated 11/30/09, aggregate maturing value $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,090; 2.00%-2.38%, 01/15/26-01/15/27)	0.20%	12/01/09	120,748,993	120,748,322
RBC Capital Markets Corp., Joint agreement dated 11/30/09, aggregate maturing value $250,001,181 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,000; 4.50%-6.37%, 11/01/19-09/01/39)	0.17%	12/01/09	93,455,636	93,455,195
Wells Fargo Securities LLC, Joint agreement dated 11/30/09, aggregate maturing value $425,003,424 (collateralized by U.S. Government sponsored agency and Corporate obligations valued at $446,250,000; 0%-7.84%, 12/18/09-02/10/51)	0.29%	12/01/09	170,001,369	170,000,000

Total Repurchase Agreements (Cost $749,203,517)				749,203,517

TOTAL INVESTMENTS(h)(i)-100.01% (Cost $3,744,615,565)				3,744,615,565

OTHER ASSETS LESS LIABILITIES-(0.01)%				(460,585)

NET ASSETS-100.00%				$3,744,154,980

Investment Abbreviations:

CEP	— Credit Enhancement Provider
GO	— General Obligation Bonds
IDR	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MFH	— Multi-Family Housing
RB	— Revenue Bonds
Ref.	— Refunding
Sr.	— Senior

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2009 was $1,865,897,088, which represented 49.83% of the Fund’s Net Assets.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 14.40%; United Kingdom: 12.50%; other countries less than 5% each: 4.94%.

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2009.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(f)	Security subject to the alternative minimum tax.

(g)	Principal amount equals value at period end. See Note 1F.

(h)	Also represents cost for federal income tax purposes.

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Credit Agricole S.A.	5.1%

Cancara Asset Securitisation Ltd./LLC	5.0

Wells Fargo Bank, N.A.	5.0

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Schedule of Investments
November 30, 2009
(Unaudited)
Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Securities–52.49%(a)

U.S. Treasury Bills	0.26%	12/03/09	$100,000	$99,998,583
U.S. Treasury Bills	0.26%	12/03/09	250,000	249,996,389
U.S. Treasury Bills	0.29%	12/03/09	200,000	199,996,756
U.S. Treasury Bills	0.30%	12/03/09	200,000	199,996,644
U.S. Treasury Bills	0.30%	12/10/09	300,000	299,977,125
U.S. Treasury Bills	0.31%	12/10/09	250,000	249,980,625
U.S. Treasury Bills	0.32%	12/10/09	200,000	199,983,750
U.S. Treasury Bills	0.29%	12/17/09	250,000	249,967,778
U.S. Treasury Bills	0.35%	12/17/09	250,000	249,961,111
U.S. Treasury Bills	0.22%	01/14/10	250,000	249,933,542
U.S. Treasury Bills	0.22%	01/21/10	250,000	249,920,313
U.S. Treasury Bills	0.24%	01/21/10	250,000	249,916,594
U.S. Treasury Bills	0.23%	01/28/10	250,000	249,907,361
U.S. Treasury Bills	0.27%	02/04/10	200,000	199,902,500
U.S. Treasury Bills	0.27%	02/04/10	200,000	199,901,597
U.S. Treasury Bills	0.28%	02/11/10	250,000	249,862,250
U.S. Treasury Bills	0.22%	02/18/10	150,000	149,927,583
U.S. Treasury Bills	0.24%	02/25/10	250,000	249,856,667
U.S. Treasury Bills	0.24%	03/04/10	315,000	314,804,700
U.S. Treasury Bills	0.18%	03/11/10	75,000	74,962,760
U.S. Treasury Bills	0.22%	03/11/10	200,000	199,875,000
U.S. Treasury Bills	0.23%	03/11/10	150,000	149,904,167
U.S. Treasury Bills	0.20%	03/18/10	200,000	199,881,111
U.S. Treasury Bills	0.20%	04/01/10	265,000	264,821,861
U.S. Treasury Bills	0.21%	04/01/10	200,000	199,858,833
U.S. Treasury Bills	0.51%	04/01/10	150,000	149,742,875
U.S. Treasury Bills	0.15%	04/08/10	200,000	199,893,333
U.S. Treasury Bills	0.17%	04/22/10	250,000	249,829,896
U.S. Treasury Bills	0.15%	05/06/10	200,000	199,865,667
U.S. Treasury Bills	0.16%	05/06/10	300,000	299,792,000
U.S. Treasury Bills	0.15%	05/13/10	200,000	199,863,714
U.S. Treasury Bills	0.17%	05/13/10	300,000	299,775,875
U.S. Treasury Bills	0.16%	05/20/10	300,000	299,770,500
U.S. Treasury Bills	0.15%	06/03/10	150,000	149,885,871
U.S. Treasury Bills	0.22%	06/10/10	200,000	199,761,250
U.S. Treasury Bills	0.26%	06/17/10	150,000	149,789,625
U.S. Treasury Bills	0.21%	07/01/10	200,000	199,752,667
U.S. Treasury Bills	0.28%	07/15/10	100,000	99,823,908
U.S. Treasury Bills	0.23%	08/26/10	100,000	99,825,056

Total U.S. Treasury Securities (Cost $8,250,467,837)				8,250,467,837

TOTAL INVESTMENTS (excluding Repurchase Agreements)–52.49% (Cost $8,250,467,837)				8,250,467,837

			Repurchase
			Amount
Repurchase Agreements–48.79%(b)

Banc of America Securities LLC, Agreement dated 11/30/09, maturing value $200,000,833 (collateralized by U.S. Treasury obligations valued at $204,000,028; 0%-3.25%, 12/31/09-07/31/16)	0.15%	12/01/09	200,000,833	200,000,000
Barclays Capital Inc., Term agreement dated 10/19/09, maturing value $500,153,333 (collateralized by U.S. Treasury obligations valued at $510,000,099; 2.63%-3.50%, 01/15/11-07/15/17)	0.12%	01/19/10	500,153,333	500,000,000
Barclays Capital Inc., Term agreement dated 10/23/09, maturing value $450,083,875 (collateralized by U.S. Treasury obligations valued at $459,000,119; 1.75%-3.50%, 05/31/13-01/15/29)	0.11%	12/23/09	450,083,875	450,000,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Repurchase Agreements–(continued)

Barclays Capital Inc., Term agreement dated 11/25/09, maturing value $250,023,889 (collateralized by U.S. Treasury obligations valued at $255,000,098; 2.50%, 01/15/29)	0.08%	01/07/10	$250,023,889	$250,000,000
Barclays Capital Inc., Joint agreement dated 11/30/09, aggregate maturing value $690,395,199 (collateralized by U.S. Treasury obligations valued at $704,200,263; 4.38%-7.13%, 02/15/23-11/15/39)	0.15%	12/01/09	244,161,984	244,160,967
BNP Paribas Securities Corp., Term agreement dated 10/23/09, maturing value $450,113,750 (collateralized by U.S. Treasury obligations valued at $459,000,080; 1.25%-3.63%, 01/15/12-04/15/32)	0.10%	01/22/10	450,113,750	450,000,000
BNP Paribas Securities Corp., Agreement dated 11/30/09, maturing value $675,002,813 (collateralized by U.S. Treasury obligations valued at $688,500,030; 0.88%-3.88%, 04/15/10-04/15/29)	0.15%	12/01/09	675,002,813	675,000,000
CIBC World Markets Corp., Agreement dated 11/30/09, maturing value $100,000,417 (collateralized by U.S. Treasury obligations valued at $102,004,754; 1.00%-4.88%, 04/30/11-08/15/39)	0.15%	12/01/09	100,000,417	100,000,000
Credit Suisse Securities (USA) LLC, Agreement dated 11/30/09, maturing value $250,001,042 (collateralized by U.S. Treasury obligations valued at $255,001,689; 6.25%-8.00%, 11/15/21-05/15/30)	0.15%	12/01/09	250,001,042	250,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 11/13/09, maturing value $500,034,444 (collateralized by U.S. Treasury obligations valued at $510,000,583; 0%, 02/15/10-08/15/34)	0.08%	12/14/09	500,034,444	500,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 11/17/09, maturing value $250,015,069 (collateralized by U.S. Treasury obligations valued at $255,001,546; 6.13%-8.00%, 11/15/21-11/15/27)	0.07%	12/18/09	250,015,069	250,000,000
Deutsche Bank Securities Inc., Agreement dated 11/30/09, maturing value $400,001,667 (collateralized by U.S. Treasury obligations valued at $408,000,010; 1.38%-7.13%, 05/15/12-02/15/23)	0.15%	12/01/09	400,001,667	400,000,000
Deutsche Bank Securities Inc., Term agreement dated 10/08/09, maturing value $450,138,000 (collateralized by U.S. Treasury obligations valued at $459,000,100; 0%-3.75%, 12/10/09-11/15/18)	0.12%	01/08/10	450,138,000	450,000,000
HSBC Securities (USA) Inc., Agreement dated 11/30/09, maturing value $500,001,944 (collateralized by U.S. Treasury obligations valued at $510,004,162; 7.25%-9.88%, 11/15/15-11/15/16)	0.14%	12/01/09	500,001,944	500,000,000
JPMorgan Securities Inc., Agreement dated 11/30/09, maturing value $550,002,292 (collateralized by U.S. Treasury obligations valued at $561,001,819; 0.88%, 01/31/11-02/28/11)	0.15%	12/01/09	550,002,292	550,000,000
Morgan Stanley, Agreement dated 11/30/09, maturing value $400,001,556 (collateralized by U.S. Treasury obligations valued at $408,696,680; 2.00%-2.38%, 11/30/14-01/15/26)	0.14%	12/01/09	400,001,556	400,000,000
RBS Securities Inc., Agreement dated 11/30/09, maturing value $500,002,083 (collateralized by U.S. Treasury obligations valued at $510,001,147; 1.75%-4.50%, 01/15/10-03/31/16)	0.15%	12/01/09	500,002,083	500,000,000
RBS Securities Inc., Term agreement dated 10/19/09 maturing value $250,040,278 (collateralized by U.S. Treasury obligations valued at $255,002,652; 1.13%-2.63%, 01/15/12-04/30/16)	0.10%	12/16/09	250,040,278	250,000,000
Societe Generale, Agreement dated 11/30/09, maturing value $300,001,250 (collateralized by U.S. Treasury obligations valued at $306,177,472; 1.00%-8.88%, 04/30/10-02/15/39)	0.15%	12/01/09	300,001,250	300,000,000
Societe Generale, Term agreement dated 11/23/09, maturing value $200,013,333 (collateralized by U.S. Treasury obligations valued at $204,000,044; 1.38%-6.38%, 06/30/10-02/15/31)	0.08%	12/23/09	200,013,333	200,000,000
Wachovia Bank, N.A. Agreement dated 11/30/09, maturing value $250,001,042 (collateralized by U.S. Treasury obligations valued at $255,000,080; 0%-8.13%, 12/31/09-08/15/39)	0.15%	12/01/09	250,001,042	250,000,000

Total Repurchase Agreements (Cost $7,669,160,967)				7,669,160,967

TOTAL INVESTMENTS(c)–101.28% (Cost $15,919,628,804)				15,919,628,804

OTHER ASSETS LESS LIABILITIES–(1.28)%				(201,092,003)

NET ASSETS–100.00%				$15,718,536,801

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Principal amount equals value at period end. See Note 1F.

(c)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Schedule of Investments
November 30, 2009
(Unaudited)
Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Government Sponsored Agency Securities–45.01%

Federal Farm Credit Bank (FFCB)–4.63%

Disc. Notes (a)	0.50%	03/30/10	$60,000	$59,900,833
Floating Rate Bonds (b)	0.36%	12/21/09	150,000	149,920,213
Floating Rate Bonds (b)	0.62%	12/21/09	75,000	75,000,000
Floating Rate Bonds (b)	0.13%	08/17/10	150,000	149,994,592
Floating Rate Bonds (b)	0.18%	11/17/10	100,000	100,000,637
Floating Rate Bonds (b)	0.18%	04/14/11	60,000	59,983,333

				594,799,608

Federal Home Loan Bank (FHLB)–18.32%

Unsec. Bonds	0.50%	02/08/10	90,000	89,991,338
Unsec. Bonds	0.31%	02/22/10	85,000	84,994,776
Unsec. Bonds	0.92%	04/09/10	60,000	60,086,909
Unsec. Bonds	0.55%	06/03/10	25,000	25,000,000
Unsec. Bonds	0.55%	06/04/10	110,000	110,171,117
Unsec. Bonds	0.55%	06/10/10	55,000	54,966,039
Unsec. Disc. Notes (a)	0.02%	12/01/09	3,265	3,265,000
Unsec. Disc. Notes (a)	0.53%	12/07/09	140,000	139,987,633
Unsec. Disc. Notes (a)	0.80%	12/08/09	50,000	49,992,222
Unsec. Disc. Notes (a)	0.80%	12/09/09	50,000	49,991,111
Unsec. Disc. Notes (a)	0.80%	12/11/09	65,000	64,985,556
Unsec. Disc. Notes (a)	0.11%	01/06/10	150,000	149,982,750
Unsec. Disc. Notes (a)	0.31%	01/22/10	60,000	59,973,133
Unsec. Disc. Notes (a)	0.26%	02/12/10	125,000	124,934,097
Unsec. Disc. Notes (a)	1.04%	03/03/10	50,000	49,867,111
Unsec. Disc. Notes (a)	0.17%	04/26/10	115,000	114,918,382
Unsec. Disc. Notes (a)	0.48%	05/05/10	80,000	79,834,667
Unsec. Floating Rate Bonds (b)	0.48%	01/19/10	75,000	75,000,000
Unsec. Floating Rate Bonds (b)	0.62%	02/04/10	100,000	100,000,000
Unsec. Floating Rate Bonds (b)	0.76%	02/26/10	125,000	124,996,068
Unsec. Floating Rate Bonds (b)	0.80%	03/19/10	150,000	149,991,028
Unsec. Floating Rate Bonds (b)	0.15%	11/18/10	125,000	124,954,407
Unsec. Floating Rate Bonds (b)	0.25%	05/25/11	150,000	150,000,000
Unsec. Floating Rate Global Bonds (b)	0.15%	12/23/09	50,000	49,996,339
Unsec. Floating Rate Global Bonds (b)	0.15%	12/28/09	100,000	99,997,854
Unsec. Floating Rate Global Bonds (b)	0.12%	01/08/10	60,000	59,998,338
Unsec. Floating Rate Global Bonds (b)	0.13%	07/09/10	25,000	24,992,710
Unsec. Global Bonds	0.50%	10/19/10	80,000	79,996,057

				2,352,864,642

Federal Home Loan Mortgage Corp. (FHLMC)–14.32%

Global Notes	2.38%	05/28/10	100,000	101,048,509
Unsec. Disc. Notes (a)	0.28%	01/25/10	55,000	54,976,472
Unsec. Disc. Notes (a)	0.42%	02/08/10	100,000	99,919,500
Unsec. Disc. Notes (a)	0.26%	03/01/10	80,000	79,948,000
Unsec. Disc. Notes (a)	0.24%	03/08/10	100,000	99,935,333
Unsec. Disc. Notes (a)	0.26%	03/15/10	125,000	124,906,111
Unsec. Disc. Notes (a)	0.26%	03/22/10	100,000	99,919,833
Unsec. Disc. Notes (a)	0.29%	04/15/10	100,000	99,891,250
Unsec. Disc. Notes (a)	0.21%	04/19/10	75,000	74,939,188
Unsec. Disc. Notes (a)	0.22%	04/20/10	75,000	74,935,833
Unsec. Disc. Notes (a)	0.17%	04/26/10	100,000	99,931,056
Unsec. Disc. Notes (a)	0.43%	05/17/10	95,000	94,808,298
Unsec. Disc. Notes (a)	0.21%	05/18/10	110,000	109,892,200
Unsec. Disc. Notes (a)	0.22%	05/25/10	100,000	99,893,056
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Disc. Notes (a)	0.25%	06/21/10	$115,000	$114,838,681
Unsec. Floating Rate Global Notes (b)	0.13%	12/16/09	100,000	99,984,849
Unsec. Floating Rate Global Notes (b)	0.18%	07/12/10	100,000	100,000,000
Unsec. Floating Rate Global Notes (b)	0.19%	05/04/11	60,000	59,982,923
Unsec. Floating Rate MTN (b)	0.14%	02/09/10	75,000	75,000,000
Series 2, Unsec. Floating Rate MTN (b)	0.49%	01/08/10	75,000	75,000,000

				1,839,751,092

Federal National Mortgage Association (FNMA)–7.74%

Unsec. Disc. Notes (a)	1.00%	12/03/09	100,000	99,994,444
Unsec. Disc. Notes (a)	0.32%	01/11/10	175,000	174,936,222
Unsec. Disc. Notes (a)	0.28%	02/03/10	70,000	69,964,533
Unsec. Disc. Notes (a)	0.13%	03/05/10	100,000	99,966,056
Unsec. Disc. Notes (a)	0.16%	04/06/10	100,000	99,944,000
Unsec. Disc. Notes (a)	0.18%	05/05/10	115,000	114,910,875
Unsec. Disc. Notes (a)	0.16%	05/12/10	118,052	117,967,003
Unsec. Disc. Notes (a)	0.25%	07/19/10	50,000	49,920,139
Unsec. Floating Rate Global Notes (b)	0.17%	07/13/10	60,000	59,987,297
Unsec. Global Notes	2.50%	04/09/10	75,000	75,609,467
Unsec. Global Notes	3.00%	07/12/10	30,000	30,505,533

				993,705,569

Total U.S. Government Sponsored Agency Securities (Cost $5,781,120,911)				5,781,120,911

U.S. Treasury Securities–5.44%(a)

U.S. Treasury Bills	0.26%	12/03/09	105,000	104,998,513
U.S. Treasury Bills	0.30%	12/10/09	75,000	74,994,281
U.S. Treasury Bills	0.32%	12/10/09	50,000	49,995,938
U.S. Treasury Bills	0.35%	12/17/09	50,000	49,992,222
U.S. Treasury Bills	0.21%	04/01/10	200,000	199,858,833
U.S. Treasury Bills	0.45%	06/03/10	70,000	69,839,000
U.S. Treasury Bills	0.52%	06/03/10	50,000	49,867,111
U.S. Treasury Bills	0.26%	06/17/10	100,000	99,859,750

Total U.S. Treasury Securities (Cost $699,405,648)				699,405,648

TOTAL INVESTMENTS (excluding Repurchase Agreements)–50.45% (Cost $6,480,526,559)				6,480,526,559

			Repurchase
			Amount
Repurchase Agreements–49.54%(c)

Banc of America Securities LLC, Agreement dated 11/30/09, maturing value $200,000,833 (collateralized by U.S. Government sponsored agency obligations valued at $204,001,217; 0%-0.80%, 04/30/10-06/25/10)	0.15%	12/01/09	200,000,833	200,000,000
Barclays Capital Inc., Agreement dated 11/30/09, maturing value $460,747,825 (collateralized by U.S. Government sponsored agency obligations valued at $469,960,924; 0%-4.13%, 02/24/10-01/15/21)	0.16%	12/01/09	460,747,825	460,745,777
Barclays Capital Inc., Term joint agreement dated 10/19/09, aggregate maturing value $500,166,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,001,984; 0%-10.35%, 03/23/12-04/15/30)	0.13%	01/19/10	450,149,500	450,000,000
BNP Paribas Securities Corp., Term joint agreement dated 10/23/09, aggregate maturing value $500,151,667 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,629; 0%-6.13%, 12/15/09-08/19/39)	0.12%	01/22/10	450,136,500	450,000,000
BNP Paribas Securities Corp., Term joint agreement dated 11/16/09, aggregate maturing value $300,055,000 (collateralized by U.S. Government sponsored agency obligations valued at $306,001,409; 0%-9.65%, 12/07/09-09/15/39)	0.11%	01/15/10	250,045,833	250,000,000
BNP Paribas Securities Corp., Joint agreement dated 11/30/09, aggregate maturing value $750,003,333 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,652; 0%-5.38%, 01/04/10-06/12/17)	0.16%	12/01/09	552,217,507	552,215,053
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Repurchase Agreements–(continued)

Credit Suisse Securities (USA) LLC, Agreement dated 11/30/09, maturing value $250,001,111 (collateralized by U.S. Government sponsored agency obligations valued at $255,003,000; 0%, 02/10/10-02/24/10)	0.16%	12/01/09	$250,001,111	$250,000,000
Credit Suisse Securities (USA) LLC, Term joint agreement dated 11/13/09, aggregate maturing value $500,038,750 (collateralized by U.S. Government sponsored agency obligations valued at $510,003,105; 0%, 12/31/09-05/19/10)	0.09%	12/14/09	450,034,875	450,000,000
Deutsche Bank Securities Inc., Agreement dated 11/30/09, maturing value $500,002,222 (collateralized by U.S. Government sponsored agency obligations valued at $510,001,750; 0%-5.13%, 01/27/10-05/28/24)	0.16%	12/01/09	500,002,222	500,000,000
Deutsche Bank Securities Inc., Term joint agreement dated 10/08/09, aggregate maturing value $300,099,667 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,990; 0%-2.80%, 05/26/10-11/05/14)	0.13%	01/08/10	250,083,056	250,000,000
Goldman, Sachs & Co., Agreement dated 11/30/09, maturing value $250,001,111 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,994; 0%-0.50%, 01/27/10-11/24/10)	0.16%	12/01/09	250,001,111	250,000,000
Morgan Stanley, Agreement dated 11/30/09, maturing value $350,001,458 (collateralized by U.S. Government sponsored agency obligations valued at $357,741,576; 1.38%, 09/28/11-10/19/11)	0.15%	12/01/09	350,001,458	350,000,000
RBC Capital Markets Corp., Joint agreement dated 11/30/09, aggregate maturing value $750,003,333 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,179; 0%-8.13%, 12/04/09-04/15/42)	0.16%	12/01/09	700,003,111	700,000,000
RBS Securities Inc., Term joint agreement dated 10/19/09, aggregate maturing value $250,044,306 (collateralized by U.S. Government sponsored agency obligations valued at $255,002,342; 0%-9.38%, 05/10/11-04/15/30)	0.11%	12/16/09	200,035,445	200,000,000
Societe Generale, Agreement dated 11/30/09, maturing value $500,002,222 (collateralized by U.S. Government sponsored agency obligations valued at $510,021,139; 0%-6.88%, 01/13/10-07/15/36)	0.16%	12/01/09	500,002,222	500,000,000
UBS Securities LLC, Agreement dated 11/30/09, maturing value $300,001,500 (collateralized by a U.S. Treasury obligation valued at $306,002,653; 3.75%, 11/15/18)	0.18%	12/01/09	300,001,500	300,000,000
Wachovia Bank, N.A., Agreement dated 11/30/09, maturing value $250,001,111 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,874; 0%-8.29%, 12/04/09-07/15/36)	0.16%	12/01/09	250,001,111	250,000,000

Total Repurchase Agreements (Cost $6,362,960,830)				6,362,960,830

TOTAL INVESTMENTS(d)–99.99% (Cost $12,843,487,389)				12,843,487,389

OTHER ASSETS LESS LIABILITIES–0.01%				1,159,952

NET ASSETS–100.00%				$12,844,647,341

Investment Abbreviations:

Disc.	— Discounted

MTN	— Medium-Term Notes

Unsec.	— Unsecured
Notes to Schedule of Investments:

(a)	Security may traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2009.

(c)	Principal amount equals value at period end. See Note 1F.

(d)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Schedule of Investments
November 30, 2009
(Unaudited)
Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Government Sponsored Agency Securities–92.91%

Federal Farm Credit Bank (FFCB)–8.71%

Disc. Notes (a)	0.10%	12/21/09	$4,550	$4,549,747
Disc. Notes (a)	0.50%	03/30/10	5,000	4,991,736
Floating Rate Bonds (b)	0.14%	12/28/09	15,000	14,996,393
Floating Rate Bonds (b)	0.22%	04/27/10	10,000	10,003,689
Floating Rate Bonds (b)	0.22%	08/04/10	5,000	4,991,182
Floating Rate Bonds (b)	0.13%	08/17/10	10,000	9,999,640
Floating Rate Bonds (b)	0.18%	04/14/11	5,000	4,998,611

				54,530,998

Federal Home Loan Bank (FHLB)–78.34%

Unsec. Bonds	0.31%	02/22/10	5,000	4,999,693
Unsec. Bonds	0.92%	04/09/10	5,000	5,007,242
Unsec. Bonds	0.80%	05/17/10	7,000	7,017,264
Unsec. Bonds	0.55%	06/04/10	3,000	3,004,667
Unsec. Bonds	0.55%	06/10/10	5,000	4,996,913
Unsec. Bonds	5.25%	06/11/10	3,280	3,365,811
Unsec. Disc. Notes (a)	0.02%	12/01/09	66,735	66,735,000
Unsec. Disc. Notes (a)	0.05%	12/01/09	40,000	40,000,000
Unsec. Disc. Notes (a)	0.09%	12/04/09	24,495	24,494,816
Unsec. Disc. Notes (a)	0.06%	12/07/09	8,284	8,283,917
Unsec. Disc. Notes (a)	0.10%	12/09/09	20,152	20,151,552
Unsec. Disc. Notes (a)	0.11%	12/11/09	48,900	48,898,506
Unsec. Disc. Notes (a)	0.10%	12/16/09	20,076	20,075,164
Unsec. Disc. Notes (a)	0.05%	12/18/09	26,950	26,949,364
Unsec. Disc. Notes (a)	0.06%	12/23/09	7,613	7,612,721
Unsec. Disc. Notes (a)	0.12%	12/23/09	15,435	15,433,868
Unsec. Disc. Notes (a)	0.08%	01/08/10	16,465	16,463,610
Unsec. Disc. Notes (a)	0.12%	01/08/10	12,300	12,298,442
Unsec. Disc. Notes (a)	0.11%	01/13/10	19,000	18,997,504
Unsec. Disc. Notes (a)	0.12%	01/15/10	13,000	12,998,050
Unsec. Disc. Notes (a)	0.31%	01/22/10	5,750	5,747,425
Unsec. Disc. Notes (a)	0.08%	01/27/10	18,400	18,397,669
Unsec. Disc. Notes (a)	0.09%	02/03/10	12,485	12,483,002
Unsec. Disc. Notes (a)	0.26%	02/12/10	4,000	3,997,891
Unsec. Disc. Notes (a)	0.17%	04/26/10	8,966	8,959,637
Unsec. Disc. Notes (a)	0.20%	06/01/10	4,800	4,795,025
Unsec. Disc. Notes (a)	0.20%	06/15/10	3,500	3,496,189
Unsec. Floating Rate Bonds (b)	0.48%	01/19/10	5,000	5,000,000
Unsec. Floating Rate Bonds (b)	0.62%	02/04/10	15,000	15,000,000
Unsec. Floating Rate Bonds (b)	0.07%	10/22/10	10,000	9,990,400
Unsec. Floating Rate Bonds (b)	0.25%	05/25/11	5,000	5,000,000
Unsec. Floating Rate Global Bonds (b)	0.15%	12/28/09	10,000	9,999,785
Unsec. Floating Rate Global Bonds (b)	0.12%	01/08/10	15,000	14,999,585
Unsec. Floating Rate Global Bonds (b)	0.13%	07/09/10	5,040	5,038,530

				490,689,242

Tennessee Valley Authority (TVA)–5.86%

Disc. Notes (a)	0.03%	12/03/09	36,725	36,724,939

Total U.S. Government Sponsored Agency Securities (Cost $581,945,179)				581,945,179

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Securities–7.06%(a)

U.S. Treasury Bills	0.26%	12/03/09	$10,000	$9,999,858
U.S. Treasury Bills	0.21%	03/18/10	14,260	14,251,099
U.S. Treasury Bills	0.16%	05/06/10	10,000	9,993,067
U.S. Treasury Bills	0.45%	06/03/10	5,000	4,988,500
U.S. Treasury Bills	0.26%	06/17/10	5,000	4,992,988

Total U.S. Treasury Securities (Cost $44,225,512)				44,225,512

TOTAL INVESTMENTS(c)–99.97% (Cost $626,170,691)				626,170,691

OTHER ASSETS LESS LIABILITIES–0.03%				162,788

NET ASSETS–100.00%				$626,333,479

Investment Abbreviations:

Disc.	— Discounted

Unsec.	— Unsecured
Notes to Schedule of Investments:

(a)	Security may traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2009.

(c)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Schedule of Investments
November 30, 2009
(Unaudited)
Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations–98.64%

Arizona–1.28%

JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB (a)(b)(c)	0.35%	08/01/15	$7,490	$7,490,000
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing, LLC); Series 2000 A, VRD MFH RB (CEP-Federal National Mortgage Association) (a)	0.26%	04/15/30	4,775	4,775,000
Tucson (City of) Industrial Development Authority (La Entrada Apartments); Series 2001, Ref. VRD MFH RB (CEP-Federal National Mortgage Association) (a)	0.26%	07/15/31	1,750	1,750,000
Yuma (City of) Industrial Development Authority (El Encanto Apartments); Series 2003, Ref. VRD MFH RB (CEP-Federal National Mortgage Association) (a)	0.28%	04/15/33	2,150	2,150,000

				16,165,000

Colorado–3.72%

Adams (County of) (Hunters Cove); Series 1985 A, VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.) (a)(b)	0.30%	01/15/14	6,350	6,350,000
Colorado (State of) Educational & Cultural Facilities Authority (Trinity School of Durham & Chapel Hill); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) (a)(d)	0.28%	09/01/26	4,400	4,400,000
Colorado (State of) Educational & Cultural Facilities Authority (Wesleyan Christian Academy); Series 2007, VRD RB (LOC-Branch Banking & Trust Co.) (a)(d)	0.28%	05/01/32	7,970	7,970,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC-U.S. Bank, N.A.) (a)(d)	0.31%	11/01/28	3,710	3,710,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.) (a)(d)	0.26%	06/01/15	3,800	3,800,000
Colorado (State of); Series 2009 A, General Fund TRAN	2.00%	06/25/10	5,000	5,043,775
El Paso (County of) (Briarglen Apartments); Series 1994, Ref. VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.) (a)	0.28%	12/01/24	1,000	1,000,000
Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO (LOC-U.S. Bank, N.A.) (a)(d)	0.27%	12/01/38	2,135	2,135,000
Pitkin (County of) (Centennial-Aspen II LP); Series 1996 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.) (a)(d)	0.31%	12/01/24	4,985	4,985,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC-U.S. Bank, N.A.) (a)(d)	0.31%	12/01/23	2,440	2,440,000
Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC-BNP Paribas) (a)(d)(e)	0.27%	12/01/30	5,240	5,240,000

				47,073,775

District of Columbia–0.92%

District of Columbia (National Academy of Sciences); Series 2008 A, Commercial Paper RB (LOC-Bank of America, N.A.) (d)	0.32%	01/04/10	7,000	7,000,000
District of Columbia (Washington Center for Internships & Academic Seminars); Series 2009, VRD RB (LOC-Branch Banking & Trust Co.) (a)(d)	0.28%	02/01/48	4,700	4,700,000

				11,700,000

Florida–7.27%

Cape Coral (City of); Series 2004, Commercial Paper Notes (LOC-Bank of America, N.A.) (d)	0.30%	01/07/10	15,569	15,569,000
Duval (County of) Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP-Federal Home Loan Mortgage Corp.) (a)	0.26%	10/01/32	5,275	5,275,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP-Federal Home Loan Mortgage Corp.) (a)	0.28%	11/01/32	1,920	1,920,000
Hillsborough (County of) Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.32%	03/01/25	4,550	4,550,000
Indian River (County of) (Saint Edwards School, Inc.); Series 1999, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.24%	07/01/27	1,450	1,450,000
Jacksonville (City of) (University of Florida Health Science Center-Jacksonville Faculty Clinic); Series 1989, VRD IDR (LOC-Bank of America, N.A.) (a)(d)	0.30%	07/01/19	1,000	1,000,000
Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.35%	06/01/22	9,735	9,735,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Florida–(continued)

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB (a)(b)(c)	0.30%	04/01/17	$2,275	$2,275,000
Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.35%	12/01/25	1,800	1,800,000
Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.32%	09/01/29	2,450	2,450,000
North Miami (City of) (Miami Country Day School, Inc.); Series 1999, VRD Educational Facilities RB (LOC-Bank of America, N.A.) (a)(d)	0.32%	08/01/19	1,170	1,170,000
Orange (County of) Industrial Development Authority (Christian Prison Ministry, Inc.); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) (a)(d)	0.28%	11/01/30	5,125	5,125,000
Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.34%	04/01/20	3,225	3,225,000
Sarasota (County of) (Sarasota Family YMCA, Inc.); Series 1999, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.24%	10/01/21	3,350	3,350,000
Sarasota (County of) (The Glenridge on Palmer Ranch, Inc.); Series 2006, Ref. VRD Continuing Care Retirement Community RB (LOC-Lloyds TSB Bank PLC) (a)(d)(e)	0.31%	06/01/36	10,300	10,300,000
Sunshine State Governmental Financing Commission; Series 1986, VRD RB (LOC-Dexia Bank S.A.) (a)(d)(e)	0.30%	07/01/16	18,600	18,600,000
Tampa (City of) (Drug Abuse Comprehensive Coordinating Office, Inc.); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.24%	08/01/35	4,325	4,325,000

				92,119,000

Georgia–2.43%

Cobb (County of) Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.24%	07/01/22	2,000	2,000,000
DeKalb (County of) Development Authority (Atlanta Jewish Community Center, Inc.); Series 1999, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.24%	09/01/24	1,650	1,650,000
Fulton (County of) Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.24%	04/01/28	3,470	3,470,000
Fulton (County of) Development Authority (The Weber School — Doris & Alex Weber Jewish Community High School, Inc.); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) (a)(d)	0.28%	12/01/30	4,600	4,600,000
Fulton (County of) Development Authority (Mount Vernon Presbyterian School, Inc.); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) (a)(d)	0.28%	08/01/35	4,300	4,300,000
Fulton (County of) Development Authority (The Atlanta Academy, Inc.); Series 2008, VRD RB (LOC-Branch Banking & Trust Co.) (a)(d)	0.28%	04/01/33	4,700	4,700,000
Houston (County of) Hospital Authority; Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.24%	10/01/14	4,980	4,980,000
Savannah (City of) Economic Development Authority (The Savannah Country Day School, Inc.); Series 2007, VRD RB (LOC-Branch Banking & Trust Co.) (a)(d)	0.28%	05/01/32	5,100	5,100,000

				30,800,000

Illinois–21.06%

Chicago (City of); Series 1993 B, Ref. Unlimited Tax GO	5.00%	01/01/10	2,860	2,870,540
Elgin (City of) (Judson College); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	06/01/36	7,870	7,870,000
Illinois (State of) Development Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.33%	04/01/24	4,370	4,370,000
Illinois (State of) Development Finance Authority (Fenwick High School); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	03/01/32	11,200	11,200,000
Illinois (State of) Development Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC-Bank of America N.A., JPMorgan Chase Bank, N.A.) (a)(b)(d)	0.30%	08/01/30	4,700	4,700,000
Illinois (State of) Development Finance Authority (Little City Foundation); Series 1994, VRD Special Facility RB (LOC-Bank of America, N.A.) (a)(d)	0.38%	02/01/19	4,290	4,290,000
Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC-JPMorgan Chase Bank, N.A. & Northern Trust Co.) (a)(d)	0.30%	02/01/29	27,200	27,200,000
Illinois (State of) Development Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	06/01/37	6,875	6,875,000
Illinois (State of) Development Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(d)	0.30%	06/01/17	3,245	3,245,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Illinois–(continued)

Illinois (State of) Development Finance Authority (Rosecrance Inc.); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	10/01/24	$3,165	$3,165,000
Illinois (State of) Development Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.33%	06/01/32	1,500	1,500,000
Illinois (State of) Development Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.37%	09/01/32	3,320	3,320,000
Illinois (State of) Development Finance Authority (Westside Health Authority); Series 2003, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.30%	12/01/29	2,550	2,550,000
Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC-Harris N.A.) (a)(d)	0.30%	06/01/29	8,400	8,400,000
Illinois (State of) Educational Facilities Authority (Museum of Science & Industry); Series 1992, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	10/01/26	14,600	14,600,000
Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	06/01/29	2,300	2,300,000
Illinois (State of) Educational Facilities Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC-Northern Trust Co.) (a)(d)	0.30%	01/01/26	8,100	8,100,000
Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2008 A-1, VRD RB (a)	0.65%	11/01/30	9,465	9,465,000
Series 2008 A-2, VRD RB (a)	0.75%	11/01/30	15,735	15,735,000
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 B-2, VRD RB (LOC-Northern Trust Co.) (a)(d)	0.30%	09/01/38	2,705	2,705,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	03/01/36	2,735	2,735,000
Illinois (State of) Finance Authority (Joan W. & Irving B. Harris Theater for Music and Dance); Series 2005, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.38%	03/01/40	3,250	3,250,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 B, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	08/01/35	7,490	7,490,000
Illinois (State of) Finance Authority (Loyola University of Chicago Financing Program); Series 2008, Commercial Paper RN (LOC-JPMorgan Chase Bank, N.A.) (d)	0.45%	02/04/10	9,400	9,400,000
Illinois (State of) Finance Authority (Northwestern University); Series 2008 B, VRD RB (a)	0.60%	12/01/46	15,000	15,000,000
Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	08/15/44	20,000	20,000,000
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC-Federal Home Loan Bank of Chicago) (a)(d)	0.30%	11/01/24	2,100	2,100,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC-Harris N.A.) (a)(d)	0.30%	06/01/34	9,500	9,500,000
Illinois (State of) Health Facilities Authority (Memorial Medical Center); Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	01/01/16	9,430	9,430,000
Illinois (State of) Health Facilities Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	08/01/15	18,050	18,050,000
Series 1985 D, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	08/01/15	6,450	6,450,000
Illinois (State of) Health Facilities Authority (The Cradle Society); Series 1998, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	04/01/33	5,000	5,000,000
Naperville (City of) (DuPage Children’s Museum); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	06/01/30	4,400	4,400,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	01/15/22	9,500	9,500,000

				266,765,540

Indiana–4.98%

Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	04/01/36	7,450	7,450,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development and Improvement RB (LOC-PNC Bank, N.A.) (a)(d)	0.34%	08/01/37	2,700	2,700,000
Indiana (State of) Development Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	02/01/24	8,700	8,700,000
Indiana (State of) Development Finance Authority (Indiana Historical Society, Inc.);
Series 1996, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(d)	0.30%	08/01/31	1,600	1,600,000
Series 1997, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(d)	0.30%	08/01/31	14,900	14,900,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Indiana–(continued)

Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	02/01/39	$6,400	$6,400,000
Indiana (State of) Educational Facilities Authority (Marian College); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	04/01/24	3,470	3,470,000
Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.33%	12/01/23	3,850	3,850,000
Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	07/01/27	8,000	8,000,000
Indianapolis (City of) Local Public Improvement Bond Bank; Series 2009 C, RN	0.78%	01/15/10	6,050	6,050,000

				63,120,000

Iowa–0.39%

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.) (a)	0.26%	05/01/31	2,000	2,000,000
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC-U.S. Bank, N.A.) (a)(d)	0.31%	10/01/32	935	935,000
West Des Moines (City of); Series 2009 B, Unlimited Tax GO	2.50%	06/01/10	2,000	2,020,340

				4,955,340

Kansas–0.57%

Olathe (City of) (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC-Bank of America, N.A.) (a)(d)	0.35%	11/01/18	2,235	2,235,000
Olathe (City of); Series 2009 B, Unlimited Tax GO Temporary Notes	1.50%	06/01/10	5,000	5,027,913

				7,262,913

Maryland–2.38%

Baltimore (County of) (Blue Circle Inc.); Series 1992, Ref. VRD Economic Development RB (LOC-BNP Paribas) (a)(d)(e)	0.30%	12/01/17	7,900	7,900,000
Baltimore (County of) (Metropolitan District); Series 2008, Commercial Paper BAN	0.33%	01/11/10	13,000	13,000,000
Howard (County of) (Norbel School, Inc.); Series 2001, VRD Economic Development RB (LOC-Branch Banking & Trust Co.) (a)(d)	0.28%	02/01/28	4,785	4,785,000
Maryland (State of) Industrial Development Financing Authority (Baltimore International College Facility); Series 2005, VRD Economic Development RB (LOC-Branch Banking & Trust Co.) (a)(d)	0.28%	11/01/30	4,500	4,500,000

				30,185,000

Massachusetts–1.94%

Concord (Town of); Series 2009, School Unlimited Tax GO BAN	1.00%	01/28/10	12,500	12,509,481
Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC-TD Bank, N.A.) (d)	0.35%	01/05/10	9,600	9,600,000
Massachusetts (State of) Health & Educational Facilities Authority (Falmouth Assisted Living, Inc.); Series 1995 A, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.32%	11/01/26	2,400	2,400,000

				24,509,481

Michigan–2.22%

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP-Federal National Mortgage Association) (a)	0.28%	08/15/32	1,615	1,615,000
Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	11/01/25	9,600	9,600,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	02/01/35	5,315	5,315,000
Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	10/01/31	5,405	5,405,000
Walled Lake (City of) Consolidated School District; Series 2000, School Building & Site Unlimited Tax GO (f)(g)	5.13%	05/01/10	6,000	6,117,081

				28,052,081

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Minnesota–0.77%

Burnsville (City of) (Bridgeway Apartments LP); Series 2003, Ref. VRD MFH RB (CEP-Federal National Mortgage Association) (a)	0.26%	10/15/33	$1,175	$1,175,000
Minnesota (State of) Independent School District No. 14 (Fridley); Series 2009 B, Aid Anticipation Ctfs. of Indebtedness Unlimited Tax GO	1.25%	09/30/10	4,000	4,020,777
Minnesota (State of) Independent School District No. 316 (The Greenway Schools); Series 2009 A, Aid Anticipation Ctfs. of Indebtedness Unlimited Tax GO	1.50%	09/10/10	3,000	3,020,795
Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program); Series 2009, COP	2.00%	09/10/10	1,500	1,517,103

				9,733,675

Mississippi–2.65%

Jackson (County of); Series 1994, Ref. VRD Water System Unlimited Tax GO (CEP-Chevron Corp.) (a)	0.46%	11/01/24	11,000	11,000,000
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 C, VRD Gulf Opportunity Zone IDR (a)	0.45%	12/01/30	20,000	20,000,000
Mississippi (State of) Business Finance Corp. (YMCA of Memphis & the Mid-South); Series 2007, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.34%	07/01/27	1,000	1,000,000
Mississippi (State of) Development Bank (Harrison (County of)); Series 2008 A-1, Ref. VRD Special GO (LOC-Bank of America, N.A.) (a)(d)	0.40%	10/01/17	1,610	1,610,000

				33,610,000

Missouri–1.52%

Kansas City (City of) Industrial Development Authority (Gatehouse Apartments); Series 2001, Ref. VRD MFH RB (CEP-Federal National Mortgage Association) (a)	0.26%	11/15/26	1,650	1,650,000
Missouri (State of) Health & Educational Facilities Authority (Ascension Health Senior Credit Group); Series 2008 C-5, VRD RB (a)	0.39%	11/15/26	2,000	2,000,000
Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.40%	04/01/30	1,100	1,100,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.32%	12/01/27	14,500	14,500,000

				19,250,000

New Hampshire–2.07%

New Hampshire (State of) Business Finance Authority (Alice Peck Day Health Systems Obligated Group); Series 2007 A, VRD RB (LOC-TD Bank, N.A.) (a)(d)	0.24%	10/01/36	3,180	3,180,000
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.34%	06/01/28	2,000	2,000,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.30%	01/01/18	17,515	17,515,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC-PNC Bank, N.A.) (a)(d)	0.26%	12/01/24	3,530	3,530,000

				26,225,000

New Mexico–0.80%

Bernalillo (County of); Series 2009, TRAN	2.50%	06/30/10	10,000	10,116,195

North Carolina–6.51%
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.24%	04/01/27	3,345	3,345,000
North Carolina (State of) Capital Facilities Finance Agency (Barton College); Series 2004, VRD Educational Facilities RB (LOC-Branch Banking & Trust Co.) (a)(d)	0.28%	07/01/19	4,125	4,125,000
North Carolina (State of) Capital Facilities Finance Agency (Gardner-Webb University); Series 2003, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.34%	07/01/23	4,300	4,300,000
North Carolina (State of) Capital Facilities Finance Agency (High Point University); Series 2008, VRD Educational Facilities RB (LOC-Branch Banking & Trust Co.) (a)(d)	0.28%	05/01/30	4,500	4,500,000
North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.24%	06/01/29	2,360	2,360,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.28%	09/01/27	5,000	5,000,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
North Carolina–(continued)

North Carolina (State of) Capital Facilities Finance Agency (The O’Neal School); Series 2007, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.24%	09/01/29	$2,400	$2,400,000
North Carolina (State of) Capital Facilities Finance Agency (The Summit School, Inc.); Series 2008, VRD Educational Facilities RB (LOC-Branch Banking & Trust Co.) (a)(d)	0.28%	06/01/33	5,200	5,200,000
North Carolina (State of) Capital Facilities Finance Agency (The YMCA of Greater Charlotte); Series 2007 B, VRD Recreational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.28%	04/01/29	6,400	6,400,000
North Carolina (State of) Educational Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.32%	08/01/14	2,980	2,980,000
North Carolina (State of) Educational Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.30%	01/01/19	8,840	8,840,000
North Carolina (State of) Educational Facilities Finance Agency (Gardner-Webb University); Series 1997, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)(d)	0.24%	07/01/17	2,025	2,025,000
North Carolina (State of) Medical Care Commission (Carolina Village, Inc.); Series 2008 C, VRD Retirement Facilities First Mortgage RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.24%	04/01/30	3,000	3,000,000
North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.34%	02/01/28	3,815	3,815,000
North Carolina (State of) Medical Care Commission (WestCare Health System Obligated Group); Series 2002 A, VRD Hospital RB (LOC-Branch Banking & Trust Co.) (a)(d)	0.28%	09/01/22	7,600	7,600,000
University of North Carolina Board of Governors;
Series 2006 A, Commercial Paper Bonds	0.25%	12/04/09	10,000	10,000,000
Series 2006 A, Commercial Paper Bonds	0.30%	12/16/09	6,600	6,600,000

				82,490,000

Ohio–3.08%

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (a)(d)	0.24%	11/01/40	22,135	22,135,000
Columbus (City of) City School District; Series 2009 B, School Facilities Construction & Improvement Unlimited Tax GO BAN (f)	1.50%	12/16/09	2,000	2,000,650
Dublin (City of) City School District; Series 2009, School Construction Unlimited Tax GO BAN	1.00%	10/14/10	2,000	2,006,897
Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.45%	12/01/32	7,800	7,800,000
Vandalia-Butler City School District;
Series 2009 A, School Improvement Unlimited Tax GO BAN	1.50%	03/01/10	2,000	2,003,674
Series 2009 B, School Improvement Unlimited Tax GO BAN	1.50%	03/01/10	3,000	3,005,530

				38,951,751

Pennsylvania–6.84%

Allegheny (County of) Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP-Federal National Mortgage Association) (a)	0.26%	07/15/28	2,825	2,825,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC-PNC Bank, N.A.) (a)(d)	0.32%	09/01/18	3,065	3,065,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (a)(d)(e)	0.28%	07/01/38	75,000	75,000,000
Upper Dauphin Industrial Development Authority (United Church of Christ Homes, Inc.) Series 2001, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.24%	12/01/26	5,800	5,800,000

				86,690,000

Rhode Island–0.59%

Rhode Island (State of) & Providence Plantations; Series 2009, Unlimited GO TAN	2.50%	06/30/10	7,425	7,509,729

South Carolina–2.79%

Charleston (County of); Series 2009 B, Ref. Unlimited Tax GO	2.00%	08/01/10	1,200	1,210,326
JPMorgan Chase PUTTERs (Berkeley (County of) School District); Series 2008-3253, VRD School Building Unlimited Tax GO (a)(b)(c)	0.32%	01/15/10	5,090	5,090,000
South Carolina (State of) Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.35%	12/01/22	7,500	7,500,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
South Carolina–(continued)

South Carolina (State of) Jobs-Economic Development Authority (Lexington-Richland Alcohol & Drug Abuse Council Inc.); Series 2009, VRD RB (LOC-Branch Banking & Trust Co.) (a)(d)	0.28%	05/01/39	$4,500	$4,500,000
South Carolina (State of) Jobs-Economic Development Authority (Porter-Gaud School); Series 2008, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.24%	12/01/33	12,000	12,000,000
Spartanburg (County of) School District No. 2; Series 2009, Unlimited Tax GO	3.00%	04/01/10	5,000	5,042,112

				35,342,438

Tennessee–0.10%

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.42%	08/01/19	1,240	1,240,000

Texas–9.18%

Arlington (City of);
Series 2005 A, GO Commercial Paper Notes	0.27%	01/07/10	11,000	11,000,000
Series 2005 A, GO Commercial Paper Notes	0.35%	12/09/09	6,000	6,000,000
Dallas (County of) Community College District; Series 2009, Limited Tax GO	1.50%	02/15/10	1,975	1,979,069
Denton (City of); Series 2009, Ref. Limited Tax GO	4.00%	02/15/10	1,325	1,334,077
Garland (City of); Series 2008, GO Commercial Paper Notes	0.28%	12/02/09	10,750	10,750,000
Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD RB (LOC-BNP Paribas) (a)(b)(d)(e)	0.30%	11/01/19	3,600	3,600,000
Harris (County of) Cultural Education Facilities Finance Corp. (Methodist Hospital System); Series 2009 C-1, Ref. Commercial Paper RB	0.55%	01/05/10	5,000	5,000,000
Hockley (County of) Industrial Development Corp. (Amoco Corp.);
Series 1983, VRD PCR (a)(e)	0.50%	03/01/14	29,000	29,000,000
Series 1985, VRD PCR (a)(e)	0.45%	11/01/19	8,500	8,500,000
Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC-Bank of New York Mellon) (a)(d)	1.18%	03/01/33	5,820	5,820,000
Houston (City of); Series 2009 H-2, GO Commercial Paper Notes	0.34%	02/17/10	5,000	5,000,000
McKinney (City of) Independent School District; Series 2009, Ref. School Building Unlimited Tax GO	4.00%	02/15/10	4,645	4,676,960
Metropolitan Higher Education Authority (University of Dallas); Series 1999, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.35%	05/01/19	9,100	9,100,000
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	04/01/26	4,805	4,805,000
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP-Federal National Mortgage Association) (a)	0.28%	02/15/27	7,760	7,760,000
Travis (County of); Series 2008, Limited Tax GO Ctfs.	3.25%	03/01/10	2,000	2,012,328

				116,337,434

Utah–0.25%

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.) (a)	0.27%	04/01/42	3,125	3,125,000

Vermont–1.07%

Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 B, VRD Mortgage RB (LOC-Banco Santander S.A.) (a)(d)(e)	0.27%	05/01/29	13,555	13,555,000

Virginia–2.99%

Charlottesville (City of) Industrial Development Authority (University of Virginia Foundation); Series 2006 B, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.30%	12/01/37	2,930	2,930,000
Fairfax (County of) Economic Development Authority (Capital Hospice); Series 2009, VRD Health Care Facilities RB (LOC-Branch Banking & Trust Co.) (a)(d)	0.28%	01/01/34	6,050	6,050,000
Fairfax (County of) Industrial Development Authority (Inova Health System Foundation); Series 2009 A, Health Care RB	3.00%	05/15/10	3,000	3,031,723
Newport News (City of) Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.24%	08/01/36	2,035	2,035,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Virginia–(continued)

Norfolk (City of) Economic Development Authority (Sentara Healthcare); Series 2009 A, Ref. VRD Hospital Facilities RB (a)	0.70%	11/01/34	$5,000	$5,000,000
Richmond (City of); Series 2006, GO Commercial Paper BAN	0.30%	12/17/09	6,000	6,000,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, L.L.C.); Series 1999, Ref. VRD MFH RB (CEP- Federal Home Loan Mortgage Corp.) (a)	0.30%	12/01/19	1,290	1,290,000
Virginia (State of) Public School Authority; Series 2009 IX, School Educational Technology RN	1.50%	04/15/10	11,460	11,504,250

				37,840,973

Washington–2.39%

King (County of) Renton School District No. 403; Series 2009, Ref. Unlimited Tax GO	5.00%	12/01/09	3,650	3,650,000
King (County of) Seattle School District No. 1; Series 2007 A, Limited Tax GO	4.00%	12/01/09	4,545	4,545,000
Lake Tapps Parkway Properties; Series 1999 B, VRD Special RB (LOC-U.S. Bank, N.A.) (a)(d)	0.34%	12/01/19	4,700	4,700,000
Seattle (City of) Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC-U.S. Bank, N.A.) (a)(d)	0.31%	05/01/19	2,480	2,480,000
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB (a)	0.30%	11/01/25	6,050	6,050,000
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2006, VRD RB (LOC-Citibank, N.A.) (a)(b)(d)	0.29%	11/15/26	1,455	1,455,000
Washington (State of) Higher Education Facilities Authority (Cornish College of the Arts); Series 2003 A, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.35%	12/01/33	1,000	1,000,000
Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC-Bank of America, N.A.) (a)(d)	0.35%	09/01/33	1,200	1,200,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP-Federal National Mortgage Association) (a)	0.26%	09/15/20	5,165	5,165,000

				30,245,000

Wisconsin–5.88%

Marathon (County of); Series 2009 A, Unlimited Tax GO Promissory Notes	2.50%	12/01/09	2,835	2,835,000
Milwaukee (City of) Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.) (a)(d)	0.27%	09/01/40	6,375	6,375,000
Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO (a)	0.27%	02/01/25	20,200	20,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	06/01/37	6,900	6,900,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	12/01/36	7,000	7,000,000
Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	03/01/36	6,500	6,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care, Inc.); Series 2009 A, Commercial Paper RB (LOC-U.S. Bank, N.A.) (d)	0.30%	02/03/10	12,000	12,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.34%	08/15/34	1,725	1,725,000

				74,535,000

TOTAL INVESTMENTS(h)(i)–98.64% (Cost $1,249,505,325)				1,249,505,325

OTHER ASSETS LESS LIABILITIES–1.36%				17,281,541

NET ASSETS–100.00%				$1,266,786,866

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
Investment Abbreviations:

BAN	— Bond Anticipation Note
CEP	— Credit Enhancement Provider
COP	— Certificates of Participation
Ctfs.	— Certificates
GO	— General Obligation Bonds
IDR	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue Bonds
PUTTERs	— Putable Tax-Exempt Receipts
RB	— Revenue Bonds
Ref.	— Refunding
RN	— Revenue Notes
Sr.	— Senior
TAN	— Tax Anticipation Notes
TRAN	— Tax and Revenue Anticipation Notes
VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2009.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2009 was $53,970,000, which represented 4.26% of the Fund’s Net Assets.

(c)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 9.69%; other countries less than 5% each: 3.86%.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h)	Also represents cost for federal income tax purposes.

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	23.7%

Wells Fargo Bank, N.A.	8.9

Bank of America, N.A	7.2

Lloyds TSB Bank PLC	6.7

Branch Banking & Trust Co.	6.5

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the adviser.
     The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Treasury Guarantee Program– The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury’s (the “Treasury Department’) Temporary Guarantee Program for Money Market Funds (the “Program”) as extended except as noted below. Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995. On April 7, 2009, the Funds’ Board approved Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio to participate in the final extension of the Program through September 18, 2009. The Program expired on September 18, 2009.

E.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
     The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
Short-Term Investments Trust

E.	Other Risks – (continued)
     The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
F.	Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The repurchase amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
               The following is a summary of the tiered valuation input levels, as of November 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total
Liquid Assets Portfolio	$—	$26,019,052,336	$—	$26,019,052,336
STIC Prime Portfolio	—	3,744,615,565	—	3,744,615,565
Treasury Portfolio	—	15,919,628,804	—	15,919,628,804
Government & Agency Portfolio	—	12,843,487,389	—	12,843,487,389
Government TaxAdvantage Portfolio	—	626,170,691	—	626,170,691
Tax-Free Cash Reserve Portfolio	—	1,249,505,325	—	1,249,505,325
Short-Term Investments Trust

Item 2. Controls and Procedures.
(a)	As of December 15, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 15, 2009, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
                Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant:   Short-Term Investments Trust

By:	/s/ Karen Dunn Kelley Karen Dunn Kelley Principal Executive Officer

Date:	January 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley Karen Dunn Kelley Principal Executive Officer

Date:	January 29, 2010

By:	/s/ Sheri Morris Sheri Morris Principal Financial Officer

Date:	January 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.